UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1.	Schedule of Investments

Schedule of Investments - RS MidCap Opportunities VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 94.2%
Banks - Outside New York City — 1.2%
Northern Trust Corp.	130	$9,386
		9,386
Biotechnology Research & Production — 6.1%
Celgene Corp.(1)	230	14,555
OSI Pharmaceuticals, Inc.(1)	260	12,815
QIAGEN N.V.(1)	1,110	21,900
		49,270
Coal — 1.2%
CONSOL Energy, Inc.	220	10,096
		10,096
Communications Technology — 10.6%
Brocade Communications Systems, Inc.(1)	2,820	16,412
Harris Corp.	530	24,486
Juniper Networks, Inc.(1)	600	12,642
McAfee, Inc.(1)	550	18,678
NICE Systems Ltd., ADR(1)(2)	500	13,620
		85,838
Computer Services, Software & Systems — 6.4%
Adobe Systems, Inc.(1)	430	16,972
Akamai Technologies, Inc.(1)	700	12,208
Ansys, Inc.(1)	280	10,604
Macrovision Solutions Corp.(1)	800	12,304
		52,088
Consumer Electronics — 3.7%
Activision Blizzard, Inc.(1)	840	12,961
Dolby Laboratories, Inc., Class A(1)	490	17,243
		30,204
Cosmetics — 1.3%
Avon Products, Inc.	260	10,808
		10,808
Drugs & Pharmaceuticals — 3.4%
Allergan, Inc.	310	15,965
United Therapeutics Corp.(1)	110	11,569
		27,534
Education Services — 1.8%
DeVry, Inc.	300	14,862
		14,862
Electrical Equipment & Components — 1.7%
GrafTech International Ltd.(1)	910	13,750
		13,750
Electronics — 5.1%
Amphenol Corp., Class A	460	18,464
FLIR Systems, Inc.(1)	600	23,052
		41,516
Electronics - Medical Systems — 3.1%
Illumina, Inc.(1)	320	12,970
Intuitive Surgical, Inc.(1)	50	12,049
		25,019
Electronics - Semiconductors & Components — 2.6%
Broadcom Corp., Class A(1)	670	12,482
MEMC Electronic Materials, Inc.(1)	310	8,761
		21,243
Electronics - Technology — 1.4%
Trimble Navigation Ltd.(1)	440	11,378
		11,378
Financial Data Processing Services & Systems — 2.7%
Alliance Data Systems Corp.(1)	200	12,676
Genpact Ltd.(1)	890	9,247
		21,923
Financial Information Services — 1.7%
FactSet Research Systems, Inc.	260	13,585
		13,585
Health Care Facilities — 1.8%
Quest Diagnostics, Inc.	280	14,468
		14,468
Identification Control & Filter Devices — 3.2%
Flowserve Corp.	150	13,315
Waters Corp.(1)	220	12,800
		26,115
Jewelry Watches & Gemstones — 2.1%
Fossil, Inc.(1)	600	16,938
		16,938
Machinery - Oil Well Equipment & Services — 1.2%
National-Oilwell Varco, Inc.(1)	190	9,544
		9,544
Medical & Dental Instruments & Supplies — 2.5%
St. Jude Medical, Inc.(1)	470	20,440
		20,440
Medical Services — 1.9%
Covance, Inc.(1)	170	15,030
		15,030
Metal Fabricating — 1.4%
Precision Castparts Corp.	140	11,029
		11,029
Oil - Crude Producers — 1.9%
Chesapeake Energy Corp.	300	10,758
SandRidge Energy, Inc.(1)	250	4,900
		15,658
Pollution Control & Environmental Services — 1.9%
EnergySolutions, Inc.	1,500	15,000
		15,000
Restaurants — 1.2%
Yum! Brands, Inc.	300	9,783
		9,783
Retail — 7.2%
GameStop Corp., Class A(1)	300	10,263
Priceline.com, Inc.(1)	200	13,686
Ross Stores, Inc.	260	9,570
The TJX Cos., Inc.	350	10,682
Urban Outfitters, Inc.(1)	440	14,023
		58,224
Securities Brokerage & Services — 1.9%
IntercontinentalExchange, Inc.(1)	190	15,329
		15,329
Services - Commercial — 2.0%
FTI Consulting, Inc.(1)	220	15,893
		15,893
Shipping — 0.9%
Genco Shipping & Trading Ltd.	210	6,980
		6,980
Telecommunications Equipment — 1.8%
American Tower Corp., Class A(1)	400	14,388
		14,388

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS MidCap Opportunities VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Textiles Apparel Manufacturers — 2.9%
Coach, Inc.(1)	520	$13,021
Guess?, Inc.	300	10,437
		23,458
Utilities - Electrical — 1.1%
PPL Corp.	250	9,255
		9,255
Utilities - Telecommunications — 2.0%
NII Holdings, Inc.(1)	430	16,306
		16,306
Wholesale & International Trade — 1.3%
Central European Distribution Corp.(1)	230	10,444
		10,444
Total Common Stocks (Cost $875,217)		762,782
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)	—	7
RS Emerging Growth Fund, Class Y(3)(4)	—	9
RS Emerging Markets Fund, Class A(3)(4)	—	4
RS Equity Dividend Fund, Class Y(3)(4)	—	1
RS Global Natural Resources Fund, Class Y(3)(4)	—	5
RS Growth Fund, Class Y(3)(4)	—	2
RS Investment Quality Bond Fund, Class A(3)(4)	—	2
RS Partners Fund, Class Y(3)(4)	—	6
RS S&P 500 Index Fund, Class A(3)(4)	—	1
RS Smaller Company Growth Fund, Class Y(3)(4)	—	3
RS Technology Fund, Class Y(3)(4)	—	2
RS Value Fund, Class Y(3)(4)	—	7
Total Other Investments (Cost $55)		49
Total Investments — 94.2% (Cost $875,272)		762,831
Other Assets, Net — 5.8%		47,132
Total Net Assets — 100.0%		$809,963

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Rounds to less than one share.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$762,831
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$762,831

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Technology VIP Series

September 30, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.4%
Advertising Agencies — 2.5%
ValueClick, Inc.(1)		5,100	$52,173
			52,173
Cable Television Services — 1.5%
TiVo, Inc.(1)		4,450	32,574
			32,574
Communications Technology — 18.1%
Atheros Communications(1)		1,490	35,134
Cbeyond, Inc.(1)		1,040	14,966
Ciena Corp.(1)		2,420	24,394
Corning, Inc.		2,600	40,664
Harris Corp.		980	45,276
j2 Global Communications, Inc.(1)		1,890	44,131
Juniper Networks, Inc.(1)		1,510	31,816
QUALCOMM, Inc.		1,780	76,486
Research In Motion Ltd.(1)		460	31,418
ShoreTel, Inc.(1)		4,580	26,289
Syniverse Holdings, Inc.(1)		947	15,730
			386,304
Computer Services, Software & Systems — 30.8%
3PAR, Inc.(1)		1,425	9,191
Absolute Software Corp.(1)	CAD	2,180	16,858
Adobe Systems, Inc.(1)		830	32,760
Akamai Technologies, Inc.(1)		1,290	22,498
Ariba, Inc.(1)		1,970	27,836
Digital River, Inc.(1)		1,850	59,940
Equinix, Inc.(1)		330	22,922
F5 Networks, Inc.(1)		1,100	25,718
Google, Inc., Class A(1)		210	84,109
Internet Brands, Inc., Class A(1)		5,000	34,850
Microsoft Corp.		3,690	98,486
MicroStrategy, Inc., Class A(1)		370	22,026
Netezza Corp.(1)		1,912	20,286
Nuance Communications, Inc.(1)		1,470	17,919
Omniture, Inc.(1)		1,987	36,482
PROS Holdings, Inc.(1)		5,790	54,368
Rackspace Hosting, Inc.(1)		2,510	24,523
Salesforce.com, Inc.(1)		1,010	48,884
			659,656
Computer Technology — 6.7%
Apple, Inc.(1)		470	53,420
Data Domain, Inc.(1)		1,940	43,204
NetApp, Inc.(1)		1,200	21,876
Riverbed Technology, Inc.(1)		2,010	25,165
			143,665
Consumer Electronics — 1.5%
Sohu.com, Inc.(1)		590	32,893
			32,893
Consumer Products — 4.6%
Nintendo Co. Ltd., ADR(2)		1,860	98,710
			98,710
Electronics - Semiconductors & Components — 14.4%
Cavium Networks, Inc.(1)		2,676	37,678
First Solar, Inc.(1)		210	39,671
IPG Photonics Corp.(1)		1,680	32,777
Marvell Technology Group Ltd.(1)		3,430	31,899
MEMC Electronic Materials, Inc.(1)		1,090	30,804
Monolithic Power Systems, Inc.(1)		1,340	23,276
Netlogic Microsystems, Inc.(1)		810	24,494
O2Micro International Ltd., ADR(1)(2)		13,659	49,582
ON Semiconductor Corp.(1)		4,090	27,648
PLX Technology, Inc.(1)		1,960	10,035
			307,864
Printing & Copying Services — 1.0%
VistaPrint Ltd.(1)		660	21,674
			21,674
Retail — 8.9%
Amazon.com, Inc.(1)		890	64,757
GSI Commerce, Inc.(1)		4,260	65,945
Priceline.com, Inc.(1)		570	39,005
Shutterfly, Inc.(1)		2,220	21,334
			191,041
Services - Commercial — 1.6%
eBay, Inc.(1)		1,470	32,899
			32,899
Utilities - Telecommunications — 0.8%
NII Holdings, Inc.(1)		460	17,443
			17,443
Total Common Stocks (Cost $2,463,259)			1,976,896
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)		—	12
RS Emerging Growth Fund, Class Y(3)		1	16
RS Emerging Markets Fund, Class A(3)(4)		—	8
RS Equity Dividend Fund, Class Y(3)(4)		—	3
RS Global Natural Resources Fund, Class Y(3)(4)		—	10
RS Growth Fund, Class Y(3)(4)		—	3
RS Investment Quality Bond Fund, Class A(3)(4)		—	3
RS Partners Fund, Class Y(3)(4)		—	11
RS S&P 500 Index Fund, Class A(3)(4)		—	3
RS Smaller Company Growth Fund, Class Y(3)(4)		—	5
RS Technology Fund, Class Y(3)(4)		—	3
RS Value Fund, Class Y(3)		1	13
Total Other Investments (Cost $99)			90
Total Investments — 92.4% (Cost $2,463,358)			1,976,986
Other Assets, Net — 7.6%			163,086
Total Net Assets — 100.0%			$2,140,072

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(4)	Rounds to less than one share.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Technology VIP Series

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,976,986
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,976,986

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Partners VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 84.9%
Aluminum — 2.3%
Century Aluminum Co.(1)	18,165	$502,989
		502,989
Auto Parts - After Market — 0.9%
Commercial Vehicle Group, Inc.(1)	27,700	196,947
		196,947
Banks - Outside New York City — 0.8%
Zions Bancorporation	4,199	162,501
		162,501
Cable Television Services — 2.9%
Liberty Global, Inc., Class A(1)	4,600	139,380
Liberty Global, Inc., Series C(1)	16,921	475,311
		614,691
Casinos & Gambling — 3.5%
Scientific Games Corp., Class A(1)	32,301	743,569
		743,569
Chemicals — 1.2%
Solutia, Inc.(1)	18,908	264,712
		264,712
Coal — 3.1%
Peabody Energy Corp.	14,600	657,000
		657,000
Communications Technology — 1.8%
Comverse Technology, Inc.(1)	41,192	394,207
		394,207
Computer Services, Software & Systems — 3.4%
ACI Worldwide, Inc.(1)	42,094	737,487
		737,487
Diversified Financial Services — 2.7%
Euronet Worldwide, Inc.(1)	34,820	582,539
		582,539
Education Services — 2.0%
Career Education Corp.(1)	8,100	132,435
Corinthian Colleges, Inc.(1)	20,029	300,435
		432,870
Electronics - Medical Systems — 2.2%
Advanced Medical Optics, Inc.(1)	26,964	479,420
		479,420
Electronics - Semiconductors & Components — 1.6%
Atmel Corp.(1)	103,075	349,424
		349,424
Energy Miscellaneous — 2.6%
Concho Resources, Inc.(1)	20,372	562,471
		562,471
Entertainment — 4.1%
Lions Gate Entertainment Corp.(1)	47,818	435,144
Live Nation, Inc.(1)	27,479	447,083
		882,227
Financial Data Processing Services & Systems — 3.7%
Broadridge Financial Solutions, Inc.	17,687	272,203
Jack Henry & Associates, Inc.	25,741	523,314
		795,517
Financial Miscellaneous — 5.1%
First American Corp.	19,147	564,837
MGIC Investment Corp.	49,461	347,711
MoneyGram International, Inc.	129,782	184,290
		1,096,838
Foods — 1.4%
NBTY, Inc.(1)	10,009	295,466
		295,466
Health Care Management Services — 0.5%
Allscripts Healthcare Solutions, Inc.(1)	8,892	110,617
		110,617
Insurance - Multi-Line — 1.2%
Hanover Insurance Group, Inc.	5,600	254,912
		254,912
Insurance - Property & Casualty — 2.3%
Arch Capital Group Ltd.(1)	906	66,165
Employers Holdings, Inc.	24,173	420,127
		486,292
Investment Management Companies — 1.2%
Affiliated Managers Group, Inc.(1)	3,188	264,126
		264,126
Machinery - Oil Well Equipment & Services — 4.1%
Key Energy Services, Inc.(1)	76,234	884,314
		884,314
Medical & Dental Instruments & Supplies — 4.1%
The Cooper Cos., Inc.	25,195	875,778
		875,778
Medical Services — 3.4%
Magellan Health Services, Inc.(1)	17,972	737,930
		737,930
Metal Fabricating — 2.3%
The Timken Co.	17,808	504,857
		504,857
Oil - Crude Producers — 2.6%
Denbury Resources, Inc.(1)	28,921	550,656
		550,656
Real Estate — 2.1%
Meruelo Maddux Properties, Inc.(1)	28,674	34,982
MI Developments, Inc., Class A	22,500	416,025
		451,007
Real Estate Investment Trusts — 1.5%
BioMed Realty Trust, Inc.	1,233	32,613
CapLease, Inc.	18,410	145,991
DuPont Fabros Technology, Inc.	9,560	145,790
		324,394
Rental & Leasing Services - Consumer — 1.9%
Aaron Rents, Inc.	15,034	406,970
		406,970
Restaurants — 1.1%
Wendy’s/Arby’s Group, Inc., Class A	43,398	228,274
		228,274
Services - Commercial — 2.2%
Coinstar, Inc.(1)	14,811	473,952
		473,952
Shoes — 3.4%
Iconix Brand Group, Inc.(1)	55,722	728,844
		728,844

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Partners VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Steel — 2.6%
Allegheny Technologies, Inc.	18,592	$549,394
		549,394
Textiles Apparel Manufacturers — 3.1%
Carter’s, Inc.(1)	34,344	677,607
		677,607
Total Common Stocks (Cost $21,516,797)		18,260,799
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	5	182
RS Emerging Growth Fund, Class Y(2)	7	217
RS Emerging Markets Fund, Class A(2)	6	103
RS Equity Dividend Fund, Class Y(2)	4	29
RS Global Natural Resources Fund, Class Y(2)	4	111
RS Growth Fund, Class Y(2)	5	56
RS Investment Quality Bond Fund, Class A(2)	3	30
RS Partners Fund, Class Y(2)	5	130
RS S&P 500 Index Fund, Class A(2)	4	29
RS Smaller Company Growth Fund, Class Y(2)	3	51
RS Technology Fund, Class Y(2)	5	56
RS Value Fund, Class Y(2)	9	196
Total Other Investments (Cost $1,372)		1,190
Total Investments — 84.9% (Cost $21,518,169)		18,261,989
Other Assets, Net — 15.1%		3,256,210
Total Net Assets — 100.0%		$21,518,199

(1)	Non-income producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$18,261,989
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$18,261,989

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Value VIP Series

September 30, 2008 (unaudited)		Shares	Value
Common Stocks — 93.5%
Banks - Outside New York City — 0.8%
National City Corp.		7,254	$12,695
			12,695
Building Materials — 4.1%
Martin Marietta Materials, Inc.		579	64,836
			64,836
Cable Television Services — 3.4%
Liberty Global, Inc., Series C(1)		1,900	53,371
			53,371
Casinos & Gambling — 3.3%
Scientific Games Corp., Class A(1)		2,277	52,417
			52,417
Chemicals — 3.8%
Eastman Chemical Co.		1,090	60,015
			60,015
Coal — 3.4%
Peabody Energy Corp.		1,200	54,000
			54,000
Communications Technology — 3.5%
Comverse Technology, Inc.(1)		5,771	55,229
			55,229
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.		998	38,124
			38,124
Drugs & Pharmaceuticals — 2.3%
Biovail Corp.		3,694	36,090
			36,090
Education Services — 4.8%
Career Education Corp.(1)		4,640	75,864
			75,864
Electronics - Semiconductors & Components — 2.5%
Atmel Corp.(1)		11,505	39,002
LSI Corp.(1)		73	391
			39,393
Financial Miscellaneous — 2.5%
Fidelity National Financial, Inc., Class A		2,647	38,911
			38,911
Foods — 1.0%
ConAgra Foods, Inc.		787	15,315
			15,315
Health Care Facilities — 2.4%
Sunrise Senior Living, Inc.(1)		2,723	37,550
			37,550
Insurance - Multi-Line — 4.9%
Aon Corp.		979	44,016
Assurant, Inc.		600	33,000
			77,016
Insurance - Property & Casualty — 3.6%
ACE Ltd.		1,062	57,486
			57,486
Investment Management Companies — 2.1%
Invesco Ltd.		1,609	33,757
			33,757

	Foreign Currency
Medical Services — 2.5%
Magellan Health Services, Inc.(1)		962	39,500
			39,500
Oil - Crude Producers — 10.4%
Canadian Natural Resources Ltd.		500	34,230
Denbury Resources, Inc.(1)		2,200	41,888
Talisman Energy, Inc.	CAD	2,600	36,694
XTO Energy, Inc.		1,113	51,777
			164,589
Radio & Tv Broadcasters — 0.5%
Grupo Televisa S.A., ADR(2)		366	8,004
			8,004
Real Estate — 0.9%
MI Developments, Inc., Class A		800	14,792
			14,792
Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.		400	45,000
			45,000
Retail — 1.8%
Advance Auto Parts, Inc.		714	28,317
			28,317
Savings & Loan — 2.7%
People’s United Financial, Inc.		2,200	42,350
			42,350
Services - Commercial — 4.1%
Convergys Corp.(1)		3,472	51,316
Interval Leisure Group, Inc.(1)		1,229	12,782
			64,098
Steel — 2.7%
Allegheny Technologies, Inc.		1,418	41,902
			41,902
Utilities - Electrical — 6.4%
FirstEnergy Corp.		900	60,291
PPL Corp.		1,100	40,722
			101,013
Utilities - Gas Distributors — 5.7%
Questar Corp.		700	28,644
Spectra Energy Corp.		2,600	61,880
			90,524
Utilities - Miscellaneous — 2.1%
Calpine Corp.(1)		2,600	33,800
			33,800
Total Common Stocks (Cost $1,776,471)			1,475,958
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)(4)		—	9
RS Emerging Growth Fund, Class Y(4)		1	12
RS Emerging Markets Fund, Class A(4)		1	6
RS Equity Dividend Fund, Class Y(3)(4)		—	2
RS Global Natural Resources Fund, Class Y(3)(4)		—	7
RS Growth Fund, Class Y(3)(4)		—	2
RS Investment Quality Bond Fund, Class A(3)(4)		—	2
RS Partners Fund, Class Y(3)(4)		—	8
RS S&P 500 Index Fund, Class A(3)(4)		—	2
RS Smaller Company Growth Fund, Class Y(3)(4)		—	3

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Value VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
RS Technology Fund, Class Y(3)(4)	—	$2
RS Value Fund, Class Y(4)	1	9
Total Other Investments (Cost $72)		64
Total Investments — 93.5% (Cost $1,776,543)		1,476,022
Other Assets, Net — 6.5%		102,043
Total Net Assets — 100.0%		$1,578,065

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Rounds to less than one share.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,476,022
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,476,022

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Global Natural Resources VIP Series

September 30, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 95.2%
Aluminum — 4.2%
Century Aluminum Co.(1)		14,253	$394,665
Norsk Hydro ASA	NOK	20,100	135,753
			530,418
Building Materials — 5.3%
Martin Marietta Materials, Inc.		5,955	666,841
			666,841
Chemicals — 5.0%
Eastman Chemical Co.		11,500	633,190
			633,190
Coal — 6.0%
Arch Coal, Inc.		3,500	115,115
Foundation Coal Holdings, Inc.		3,400	120,972
Peabody Energy Corp.		11,550	519,750
			755,837
Energy Miscellaneous — 2.2%
Concho Resources, Inc.(1)		10,076	278,198
			278,198
Gold — 6.5%
Goldcorp, Inc.	CAD	13,450	422,994
Kinross Gold Corp.	CAD	24,550	394,230
			817,224
Insurance - Multi-Line — 0.8%
PICO Holdings, Inc.(1)		2,800	100,548
			100,548
Machinery - Oil Well Equipment & Services — 8.9%
Key Energy Services, Inc.(1)		46,350	537,660
Schlumberger Ltd.		4,100	320,169
Smith International, Inc.		4,558	267,281
			1,125,110
Metals & Minerals Miscellaneous — 6.3%
BHP Billiton Ltd., ADR(2)		7,800	405,522
Companhia Vale do Rio Doce, ADR(2)		20,350	389,703
			795,225
Oil - Crude Producers — 24.9%
Canadian Natural Resources Ltd.		6,770	463,474
Denbury Resources, Inc.(1)		30,150	574,056
EOG Resources, Inc.		2,500	223,650
Newfield Exploration Co.(1)		6,750	215,933
Petrobank Energy & Resources Ltd.(1)	CAD	6,800	257,815
Southwestern Energy Co.(1)		7,800	238,212
Talisman Energy, Inc.	CAD	38,000	536,303
XTO Energy, Inc.		13,577	631,602
			3,141,045
Oil - Integrated Domestic — 3.2%
Occidental Petroleum Corp.		5,750	405,088
			405,088
Steel — 4.3%
Allegheny Technologies, Inc.		18,504	546,793
			546,793
Utilities - Electrical — 7.7%
FirstEnergy Corp.		8,200	549,318
PPL Corp.		11,500	425,730
			975,048
Utilities - Gas Distributors — 6.4%
Questar Corp.		7,450	304,854
Spectra Energy Corp.		20,850	496,230
			801,084
Utilities - Miscellaneous — 3.5%
Calpine Corp.(1)		33,357	433,641
			433,641
Total Common Stocks (Cost $15,916,783)			12,005,290
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)		2	56
RS Emerging Growth Fund, Class Y(3)		3	77
RS Emerging Markets Fund, Class A(3)		2	39
RS Equity Dividend Fund, Class Y(3)		2	14
RS Global Natural Resources Fund, Class Y(3)		1	43
RS Growth Fund, Class Y(3)		1	13
RS Investment Quality Bond Fund, Class A(3)		2	15
RS Partners Fund, Class Y(3)		2	47
RS S&P 500 Index Fund, Class A(3)		2	14
RS Smaller Company Growth Fund, Class Y(3)		2	25
RS Technology Fund, Class Y(3)		1	13
RS Value Fund, Class Y(3)		3	59
Total Other Investments (Cost $444)			415
Total Investments — 95.2% (Cost $15,917,227)			12,005,705
Other Assets, Net — 4.8%			609,603
Total Net Assets — 100.0%			$12,615,308

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

Norwegian Krone — NOK

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$11,869,952
Level 2 – Significant Other Observable Inputs	135,753
Level 3 – Significant Unobservable Inputs	—
Total	$12,005,705

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Large Cap Value VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 97.0%
Air Freight & Logistics — 2.4%
FedEx Corp.	15,300	$1,209,312
		1,209,312
Auto Components — 3.6%
BorgWarner, Inc.	23,100	756,987
Johnson Controls, Inc.	35,400	1,073,682
		1,830,669
Beverages — 0.8%
Constellation Brands, Inc., Class A(1)	20,100	431,346
		431,346
Biotechnology — 1.4%
Amgen, Inc.(1)	9,500	563,065
Cephalon, Inc.(1)	2,300	178,227
		741,292
Building Products — 1.4%
Masco Corp.	39,900	715,806
		715,806
Capital Markets — 3.4%
Bank of New York Mellon Corp.	18,018	587,027
Morgan Stanley	34,600	795,800
The Goldman Sachs Group, Inc.	2,800	358,400
		1,741,227
Commercial Banks — 7.9%
City National Corp.	6,400	347,520
Fifth Third Bancorp	66,100	786,590
SunTrust Banks, Inc.	23,500	1,057,265
Wells Fargo & Co.	49,900	1,872,747
		4,064,122
Consumer Finance — 1.5%
Discover Financial Services	54,150	748,353
		748,353
Diversified Financial Services — 8.6%
Bank of America Corp.	20,158	705,530
Citigroup, Inc.	101,500	2,081,765
JPMorgan Chase & Co.	34,400	1,606,480
		4,393,775
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	54,500	1,521,640
		1,521,640
Electric Utilities — 6.1%
American Electric Power, Inc.	27,200	1,007,216
Exelon Corp.	14,200	889,204
Northeast Utilities	27,800	713,070
Pepco Holdings, Inc.	21,700	497,147
		3,106,637
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	17,800	1,077,612
Halliburton Co.	25,600	829,184
		1,906,796
Health Care Equipment & Supplies — 2.4%
Covidien Ltd.	15,600	838,656
Zimmer Holdings, Inc.(1)	5,700	367,992
		1,206,648
Health Care Providers & Services — 2.1%
Medco Health Solutions, Inc.(1)	24,300	1,093,500
		1,093,500
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	25,000	883,750
Royal Caribbean Cruises Ltd.	7,400	153,550
		1,037,300
Household Durables — 1.2%
Fortune Brands, Inc.	11,000	630,960
		630,960
Industrial Conglomerates — 5.5%
General Electric Co.	110,400	2,815,200
		2,815,200
Insurance — 7.1%
ACE Ltd.	10,900	590,017
AFLAC, Inc.	16,200	951,750
MetLife, Inc.	11,700	655,200
Principal Financial Group, Inc.	19,000	826,310
The Hartford Financial Services Group, Inc.	15,300	627,147
		3,650,424
Machinery — 3.7%
Illinois Tool Works, Inc.	26,000	1,155,700
PACCAR, Inc.	19,750	754,253
		1,909,953
Media — 5.7%
Comcast Corp., Class A	62,200	1,220,986
News Corp., Class A	49,200	589,908
Omnicom Group, Inc.	14,700	566,832
The Interpublic Group of Companies, Inc.(1)	68,000	527,000
		2,904,726
Multi-Utilities — 1.7%
NiSource, Inc.	20,700	305,532
Sempra Energy	11,700	590,499
		896,031
Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	22,300	1,839,304
Exxon Mobil Corp.	18,300	1,421,178
Marathon Oil Corp.	32,400	1,291,788
Peabody Energy Corp.	16,800	756,000
Ultra Petroleum Corp.(1)	6,600	365,244
		5,673,514
Pharmaceuticals — 5.8%
Johnson & Johnson	20,400	1,413,312
Wyeth	42,000	1,551,480
		2,964,792
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	9,100	841,113
		841,113
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	41,500	777,295
		777,295
Wireless Telecommunication Services — 1.8%
Sprint Nextel Corp.	148,474	905,691
		905,691
Total Common Stocks (Cost $51,551,241)		49,718,122
Exchange-Traded Funds — 1.0%
Mutual Funds — 1.0%
S&P Depositary Receipts Trust, Series I	4,500	521,955
		521,955
Total Exchange-Traded Funds (Cost $561,078)		521,955

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Large Cap Value VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	15	$546
RS Emerging Growth Fund, Class Y(2)	22	641
RS Emerging Markets Fund, Class A(2)	18	304
RS Equity Dividend Fund, Class Y(2)	11	82
RS Global Natural Resources Fund, Class Y(2)	11	329
RS Growth Fund, Class Y(2)	16	171
RS Investment Quality Bond Fund, Class A(2)	9	88
RS Partners Fund, Class Y(2)	14	386
RS S&P 500 Index Fund, Class A(2)	10	83
RS Smaller Company Growth Fund, Class Y(2)	10	145
RS Technology Fund, Class Y(2)	14	169
RS Value Fund, Class Y(2)	28	586
Total Other Investments (Cost $4,093)		3,530
Total Investments — 98.0% (Cost $52,116,412)		50,243,607
Other Assets, Net — 2.0%		1,002,084
Total Net Assets — 100.0%		$51,245,691

(1)	Non-income producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$50,243,607
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$50,243,607

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Small Cap Core Equity VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 98.6%
Aerospace & Defense — 1.0%
BE Aerospace, Inc.(1)	82,700	$1,309,141
		1,309,141
Auto Components — 1.5%
Autoliv, Inc.	57,800	1,950,750
		1,950,750
Biotechnology — 3.3%
AspenBio Pharma, Inc.(1)	117,600	733,824
Omrix Biopharmaceuticals, Inc.(1)	72,422	1,299,251
Savient Pharmaceuticals, Inc.(1)	152,400	2,272,284
		4,305,359
Capital Markets — 1.2%
Apollo Investment Corp.	91,855	1,566,128
		1,566,128
Chemicals — 1.4%
Cytec Industries, Inc.	46,400	1,805,424
		1,805,424
Commercial Banks — 3.1%
Hancock Holding Co.	27,300	1,392,300
IBERIABANK Corp.	23,600	1,247,260
PrivateBancorp, Inc.	34,200	1,424,772
		4,064,332
Commercial Services & Supplies — 3.4%
EnergySolutions, Inc.	103,000	1,030,000
Waste Connections, Inc.(1)	100,100	3,433,430
		4,463,430
Communications Equipment — 2.8%
Blue Coat Systems, Inc.(1)	124,287	1,763,632
Comtech Telecommunications Corp.(1)	40,200	1,979,448
		3,743,080
Construction & Engineering — 1.3%
Aecom Technology Corp.(1)	72,800	1,779,232
		1,779,232
Containers & Packaging — 1.5%
Packaging Corp. of America	86,100	1,995,798
		1,995,798
Diversified Consumer Services — 1.2%
Capella Education Co.(1)	38,400	1,645,824
		1,645,824
Electric Utilities — 1.3%
Cleco Corp.	67,500	1,704,375
		1,704,375
Electrical Equipment — 2.3%
Regal-Beloit Corp.	70,400	2,993,408
		2,993,408
Electronic Equipment & Instruments — 0.5%
Universal Display Corp.(1)	55,500	608,280
		608,280
Energy Equipment & Services — 0.9%
Dril-Quip, Inc.(1)	28,000	1,214,920
		1,214,920
Food Products — 4.6%
B&G Foods, Inc., Class A	82,743	591,612
Ralcorp Holdings, Inc.(1)	69,700	4,698,477
Zhongpin, Inc.(1)	66,400	705,832
		5,995,921
Health Care Equipment & Supplies — 5.1%
Immucor, Inc.(1)	57,000	1,821,720
Meridian Bioscience, Inc.	42,500	1,234,200
NuVasive, Inc.(1)	39,600	1,953,468
Volcano Corp.(1)	97,600	1,687,504
		6,696,892
Health Care Providers & Services — 9.4%
Air Methods Corp.(1)	39,700	1,123,907
Amedisys, Inc.(1)	22,900	1,114,543
Brookdale Senior Living, Inc.	83,600	1,838,364
HMS Holdings Corp.(1)	44,300	1,061,428
Pediatrix Medical Group, Inc.(1)	48,200	2,598,944
Psychiatric Solutions, Inc.(1)	123,000	4,667,850
		12,405,036
Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc., Class B(1)	32,200	1,505,350
Jack in the Box, Inc.(1)	136,000	2,869,600
WMS Industries, Inc.(1)	54,400	1,663,008
		6,037,958
Information Technology Services — 5.4%
CACI International, Inc., Class A(1)	82,800	4,148,280
NeuStar, Inc., Class A(1)	147,400	2,931,786
		7,080,066
Insurance — 5.3%
AmTrust Financial Services, Inc.	245,700	3,339,063
Hanover Insurance Group, Inc.	65,000	2,958,800
Maiden Holdings Ltd.	146,700	638,145
		6,936,008
Internet Software & Services — 1.2%
TheStreet.com, Inc.	254,881	1,526,737
		1,526,737
Life Sciences Tools & Services — 1.5%
Sequenom, Inc.(1)	75,200	2,001,824
		2,001,824
Machinery — 4.0%
Colfax Corp.(1)	54,100	904,011
EnPro Industries, Inc.(1)	60,751	2,257,507
FreightCar America, Inc.	21,000	614,670
Gardner Denver, Inc.(1)	42,550	1,477,336
		5,253,524
Oil, Gas & Consumable Fuels — 8.4%
Concho Resources, Inc.(1)	84,000	2,319,240
GMX Resources, Inc.(1)	39,185	1,873,043
Holly Corp.	97,800	2,828,376
Targa Resources Partners, L.P.	170,193	2,896,685
Teekay LNG Partners, L.P.	71,600	1,124,120
		11,041,464
Real Estate Investment Trusts — 6.7%
CapLease, Inc.	223,800	1,774,734
Chimera Investment Corp.	140,113	870,102
Digital Realty Trust, Inc.	97,880	4,624,830
Healthcare Realty Trust, Inc.	53,400	1,556,610
		8,826,276
Semiconductors & Semiconductor Equipment — 5.3%
Atheros Communications(1)	73,600	1,735,488
Cavium Networks, Inc.(1)	144,407	2,033,251
Netlogic Microsystems, Inc.(1)	33,880	1,024,531
Silicon Motion Technology Corp., ADR(1)(2)	121,700	569,556

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Small Cap Core Equity VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Varian Semiconductor Equipment Associates, Inc.(1)	65,800	$1,652,896
		7,015,722
Software — 7.2%
Blackboard, Inc.(1)	36,700	1,478,643
FactSet Research Systems, Inc.	88,339	4,615,713
Informatica Corp.(1)	185,600	2,410,944
Take-Two Interactive Software, Inc.(1)	62,100	1,018,440
		9,523,740
Specialty Retail — 0.7%
OfficeMax, Inc.	100,100	889,889
		889,889
Textiles, Apparel & Luxury Goods — 2.5%
Phillips-Van Heusen Corp.	62,400	2,365,584
Quiksilver, Inc.(1)	172,700	991,298
		3,356,882
Total Common Stocks (Cost $139,966,854)		129,737,420
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	46	1,665
RS Emerging Growth Fund, Class Y(3)	65	1,926
RS Emerging Markets Fund, Class A(3)	53	913
RS Equity Dividend Fund, Class Y(3)	31	236
RS Global Natural Resources Fund, Class Y(3)	34	978
RS Growth Fund, Class Y(3)	50	534
RS Investment Quality Bond Fund, Class A(3)	27	253
RS Partners Fund, Class Y(3)	43	1,148
RS S&P 500 Index Fund, Class A(3)	29	238
RS Smaller Company Growth Fund, Class Y(3)	29	415
RS Technology Fund, Class Y(3)	44	526
RS Value Fund, Class Y(3)	86	1,792
Total Other Investments (Cost $12,383)		10,624
Total Investments — 98.6% (Cost $139,979,237)		129,748,044
Other Assets, Net — 1.4%		1,891,887
Total Net Assets — 100.0%		$131,639,931

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$129,748,044
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$129,748,044

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Core Equity VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 97.6%
Aerospace & Defense — 3.4%
General Dynamics Corp.	105,500	$7,766,910
The Boeing Co.	346,700	19,883,245
		27,650,155
Airlines — 0.6%
AMR Corp.(1)	530,650	5,210,983
		5,210,983
Biotechnology — 5.6%
Celgene Corp.(1)	345,100	21,837,928
Cephalon, Inc.(1)	207,554	16,083,359
Gilead Sciences, Inc.(1)	173,300	7,899,014
		45,820,301
Commercial Banks — 0.6%
Regions Financial Corp.	484,100	4,647,360
		4,647,360
Commercial Services & Supplies — 3.8%
Republic Services, Inc.	1,036,100	31,062,278
		31,062,278
Communications Equipment — 5.0%
Nokia Oyj, ADR(2)	979,200	18,262,080
QUALCOMM, Inc.	514,900	22,125,253
		40,387,333
Computers & Peripherals — 1.9%
Apple, Inc.(1)	58,200	6,615,012
International Business Machines Corp.	72,700	8,502,992
		15,118,004
Construction & Engineering — 1.2%
KBR, Inc.	620,200	9,470,454
		9,470,454
Consumer Finance — 0.3%
SLM Corp.(1)	195,200	2,408,768
		2,408,768
Diversified Financial Services — 4.3%
Interactive Brokers Group, Inc., Class A(1)	567,280	12,576,598
JPMorgan Chase & Co.	488,800	22,826,960
		35,403,558
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	549,536	15,343,045
		15,343,045
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	173,800	6,489,692
		6,489,692
Energy Equipment & Services — 4.1%
Halliburton Co.	1,040,900	33,714,751
		33,714,751
Food Products — 3.9%
Campbell Soup Co.	175,500	6,774,300
General Mills, Inc.	359,000	24,670,480
		31,444,780
Health Care Equipment & Supplies — 1.5%
Covidien Ltd.	230,875	12,411,840
		12,411,840
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	286,200	14,103,936
Medco Health Solutions, Inc.(1)	227,300	10,228,500
		24,332,436
Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	280,100	17,282,170
		17,282,170
Household Durables — 2.0%
Newell Rubbermaid, Inc.	947,600	16,355,576
		16,355,576
Independent Power Producers & Energy Traders — 2.3%
The AES Corp.(1)	1,609,200	18,811,548
		18,811,548
Industrial Conglomerates — 2.4%
Tyco International Ltd.	559,500	19,593,690
		19,593,690
Information Technology Services — 4.8%
Fidelity National Information Services, Inc.	230,034	4,246,427
Lender Processing Services, Inc.	114,967	3,508,793
MasterCard, Inc., Class A	132,100	23,425,293
Western Union Co.	330,300	8,148,501
		39,329,014
Insurance — 7.7%
Aon Corp.	514,300	23,122,928
The Chubb Corp.	515,400	28,295,460
W. R. Berkley Corp.	473,400	11,148,570
		62,566,958
Internet Software & Services — 1.3%
eBay, Inc.(1)	273,700	6,125,406
Google, Inc., Class A(1)	10,600	4,245,512
		10,370,918
Media — 3.0%
Grupo Televisa S.A., ADR(2)	589,300	12,887,991
The McGraw-Hill Companies, Inc.	360,600	11,398,566
		24,286,557
Oil, Gas & Consumable Fuels — 7.4%
Devon Energy Corp.	223,400	20,374,080
Enterprise Products Partners, L.P.	1,002,880	25,844,218
Kinder Morgan Energy Partners, L.P.	83,500	4,344,505
Plains All American Pipeline, L.P.	249,300	9,877,266
		60,440,069
Pharmaceuticals — 6.5%
Abbott Laboratories	645,100	37,144,858
Schering-Plough Corp.	840,000	15,514,800
		52,659,658
Software — 2.2%
Nintendo Co., Ltd., ADR(2)	335,100	17,783,757
		17,783,757
Specialty Retail — 2.5%
Best Buy Co., Inc.	211,300	7,923,750
The Home Depot, Inc.	466,300	12,072,507
		19,996,257
Thrifts & Mortgage Finance — 4.1%
People’s United Financial, Inc.	1,743,300	33,558,525
		33,558,525
Tobacco — 5.1%
Altria Group, Inc.	604,600	11,995,264
Philip Morris International, Inc.	609,600	29,321,760
		41,317,024

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Core Equity VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Wireless Telecommunication Services — 2.3%
America Movil SAB de C.V., ADR, Series L(2)	397,500	$18,428,100
		18,428,100
Total Common Stocks (Cost $830,464,117)		793,695,559
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	244	8,831
RS Emerging Growth Fund, Class Y(3)	352	10,470
RS Emerging Markets Fund, Class A(3)	287	4,975
RS Equity Dividend Fund, Class Y(3)	182	1,379
RS Global Natural Resources Fund, Class Y(3)	188	5,401
RS Growth Fund, Class Y(3)	257	2,736
RS Investment Quality Bond Fund, Class A(3)	158	1,478
RS Partners Fund, Class Y(3)	236	6,323
RS S&P 500 Index Fund, Class A(3)	172	1,390
RS Smaller Company Growth Fund, Class Y(3)	167	2,431
RS Technology Fund, Class Y(3)	227	2,695
RS Value Fund, Class Y(3)	454	9,475
Total Other Investments (Cost $67,892)		57,584

	Principal Amount
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $26,446,037, due 10/1/2008, collateralized by U.S. Treasury Bond, 7.87%, due 2/15/2021, with a value of $26,979,000	$26,446,000	26,446,000
Total Repurchase Agreements (Cost $26,446,000)		26,446,000
Total Investments — 100.8% (Cost $856,978,009)		820,199,143
Other Liabilities, Net — (0.8)%		(6,736,343)
Total Net Assets — 100.0%		$813,462,800

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$820,199,143
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$820,199,143

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Equity Dividend VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 98.1%
Aerospace & Defense — 2.4%
The Boeing Co.	1,080	$61,938
		61,938
Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	920	57,859
		57,859
Auto Components — 2.5%
Autoliv, Inc.	1,110	37,463
Johnson Controls, Inc.	940	28,510
		65,973
Capital Markets — 1.5%
Bank of New York Mellon Corp.	1,190	38,770
		38,770
Commercial Banks — 1.1%
National City Corp.	8,730	15,278
Regions Financial Corp.	1,500	14,400
		29,678
Communications Equipment — 5.7%
Nokia Oyj, ADR(1)	4,110	76,652
QUALCOMM, Inc.	1,690	72,619
		149,271
Construction & Engineering — 2.3%
KBR, Inc.	3,900	59,553
		59,553
Containers & Packaging — 1.1%
Packaging Corp. of America	1,280	29,670
		29,670
Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	590	27,553
		27,553
Electric Utilities — 1.5%
Cleco Corp.	1,510	38,127
		38,127
Energy Equipment & Services — 5.1%
Halliburton Co.	4,120	133,447
		133,447
Food Products — 3.0%
B&G Foods, Inc., Class A	1,175	8,401
Unilever PLC, ADR(1)	2,590	70,474
		78,875
Health Care Providers & Services — 1.8%
Brookdale Senior Living, Inc.	2,140	47,059
		47,059
Household Durables — 1.0%
Newell Rubbermaid, Inc.	1,450	25,027
		25,027
Industrial Conglomerates — 1.9%
Tyco International Ltd.	1,400	49,028
		49,028
Insurance — 1.7%
ACE Ltd.	500	27,065
Lincoln National Corp.	390	16,696
		43,761
Internet Software & Services — 1.1%
TheStreet.com, Inc.	4,734	28,357
		28,357
Leisure Equipment & Products — 2.8%
Mattel, Inc.	4,070	73,423
		73,423
Media — 3.7%
The McGraw-Hill Companies, Inc.	3,010	95,146
		95,146
Multi-Utilities — 2.1%
OGE Energy Corp.	1,780	54,966
		54,966
Multiline Retail — 1.5%
Target Corp.	780	38,259
		38,259
Oil, Gas & Consumable Fuels — 30.8%
Devon Energy Corp.	300	27,360
Enterprise Products Partners, L.P.	4,920	126,788
Hiland Holdings GP, L.P.	3,810	78,448
Hiland Partners, L.P.	2,520	91,476
Holly Corp.	3,160	91,387
Inergy, L.P.	1,860	40,232
Peabody Energy Corp.	1,700	76,500
Plains All American Pipeline, L.P.	3,140	124,407
Targa Resources Partners, L.P.	6,620	112,672
Teekay LNG Partners, L.P.	2,015	31,636
		800,906
Pharmaceuticals — 4.3%
Abbott Laboratories	920	52,974
Schering-Plough Corp.	3,130	57,811
		110,785
Real Estate Investment Trusts — 5.0%
Annaly Capital Management, Inc.	4,990	67,115
CapLease, Inc.	3,840	30,451
Digital Realty Trust, Inc.	710	33,548
		131,114
Software — 3.3%
FactSet Research Systems, Inc.	500	26,125
Nintendo Co. Ltd., ADR(1)	1,100	58,377
		84,502
Specialty Retail — 3.0%
Best Buy Co., Inc.	1,370	51,375
The Home Depot, Inc.	1,000	25,890
		77,265
Thrifts & Mortgage Finance — 1.3%
People’s United Financial, Inc.	1,770	34,072
		34,072
Wireless Telecommunication Services — 3.3%
America Movil SAB de C.V., ADR, Series L(1)	1,840	85,302
		85,302
Total Common Stocks (Cost $2,868,031)		2,549,686

	Principal Amount
Convertible Bonds — 0.5%
Biotechnology — 0.5%
Gilead Sciences, Inc. Convt. 0.625% due 5/1/2013	$11,000	13,943
		13,943
Total Convertible Bonds (Cost $11,990)		13,943

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Equity Dividend VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Preferred Stocks — 1.3%
Commercial Banks — 1.3%
Keycorp, 7.75%, Series A	400	$34,004
		34,004
Total Preferred Stocks (Cost $40,000)		34,004
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	1	21
RS Emerging Growth Fund, Class Y(2)	1	28
RS Emerging Markets Fund, Class A(2)	1	13
RS Equity Dividend Fund, Class Y(2)	1	5
RS Global Natural Resources Fund, Class Y(2)	1	16
RS Growth Fund, Class Y(2)	1	6
RS Investment Quality Bond Fund, Class A(2)	1	5
RS Partners Fund, Class Y(2)	1	18
RS S&P 500 Index Fund, Class A(2)	1	5
RS Smaller Company Growth Fund, Class Y(2)	1	8
RS Technology Fund, Class Y(2)(3)	—	5
RS Value Fund, Class Y(2)	1	23
Total Other Investments (Cost $171)		153
Total Investments — 99.9% (Cost $2,920,192)		2,597,786
Other Assets, Net — 0.1%		2,288
Total Net Assets — 100.0%		$2,600,074

(1)	ADR — American Depositary Receipt.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

(3)	Rounds to less than one share.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,583,843
Level 2 – Significant Other Observable Inputs	13,943
Level 3 – Significant Unobservable Inputs	—
Total	$2,597,786

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 97.3%
Aerospace & Defense — 2.6%
General Dynamics Corp.	8,896	$654,924
Goodrich Corp.	2,574	107,078
Honeywell International, Inc.	16,604	689,896
L-3 Communications Holdings, Inc.	2,900	285,128
Lockheed Martin Corp.	7,403	811,887
Northrop Grumman Corp.	7,230	437,704
Precision Castparts Corp.	3,100	244,218
Raytheon Co.	9,152	489,724
Rockwell Collins, Inc.	3,536	170,046
The Boeing Co.	16,341	937,156
United Technologies Corp.	21,200	1,273,272
		6,101,033
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	3,400	173,264
Expeditors International of Washington, Inc.	4,400	153,296
FedEx Corp.	6,694	529,094
United Parcel Service, Inc., Class B	22,759	1,431,313
		2,286,967
Airlines — 0.1%
Southwest Airlines Co.	17,099	248,107
		248,107
Auto Components — 0.2%
Johnson Controls, Inc.	12,864	390,165
The Goodyear Tire & Rubber Co.(1)	5,422	83,011
		473,176
Automobiles — 0.3%
Ford Motor Co.(1)	50,944	264,909
General Motors Corp.	12,434	117,501
Harley-Davidson, Inc.	5,221	194,743
		577,153
Beverages — 2.8%
Anheuser-Busch Cos., Inc.	15,762	1,022,639
Brown-Forman Corp., Class B	2,046	146,923
Coca-Cola Enterprises, Inc.	7,024	117,792
Constellation Brands, Inc., Class A(1)	3,500	75,110
Molson Coors Brewing Co., Class B	3,682	172,134
Pepsi Bottling Group, Inc.	3,364	98,128
PepsiCo, Inc.	35,271	2,513,764
The Coca-Cola Co.	43,664	2,308,952
		6,455,442
Biotechnology — 1.6%
Amgen, Inc.(1)	23,617	1,399,780
Biogen Idec, Inc.(1)	6,454	324,572
Celgene Corp.(1)	10,100	639,128
Genzyme Corp.(1)	5,705	461,477
Gilead Sciences, Inc.(1)	20,700	943,506
		3,768,463
Building Products — 0.1%
Masco Corp.	8,320	149,261
		149,261
Capital Markets — 2.3%
American Capital Ltd.	4,600	117,346
Ameriprise Financial, Inc.	4,867	185,920
E*TRADE Financial Corp.(1)	12,400	34,720
Federated Investors, Inc., Class B	1,739	50,170
Franklin Resources, Inc.	3,387	298,496
Invesco Ltd.	8,400	176,232
Janus Capital Group, Inc.	3,826	92,895
Legg Mason, Inc.	3,100	117,986
Merrill Lynch & Co., Inc.	33,964	859,289
Morgan Stanley	24,683	567,709
Northern Trust Corp.	4,863	351,109
State Street Corp.	9,370	532,966
T. Rowe Price Group, Inc.	5,516	296,264
The Charles Schwab Corp.	20,877	542,802
The Goldman Sachs Group, Inc.	8,702	1,113,856
		5,337,760
Chemicals — 2.0%
Air Products & Chemicals, Inc.	4,469	306,082
Ashland, Inc.	1,031	30,146
CF Industries Holdings, Inc.	1,300	118,898
E.I. du Pont de Nemours & Co.	20,005	806,202
Eastman Chemical Co.	1,856	102,191
Ecolab, Inc.	4,704	228,238
Hercules, Inc.	1,633	32,317
International Flavors & Fragrances, Inc.	1,417	55,915
Monsanto Co.	12,214	1,208,942
PPG Industries, Inc.	3,795	221,324
Praxair, Inc.	6,983	500,960
Rohm and Haas Co.	2,688	188,160
Sigma-Aldrich Corp.	2,702	141,639
The Dow Chemical Co.	20,842	662,359
		4,603,373
Commercial Banks — 3.3%
Bank of New York Mellon Corp.	25,707	837,534
BB&T Corp.	12,134	458,665
Comerica, Inc.	3,364	110,306
Fifth Third Bancorp	12,754	151,773
First Horizon National Corp.	4,614	43,189
Huntington Bancshares, Inc.	7,998	63,904
KeyCorp	11,042	131,841
M&T Bank Corp.	1,700	151,725
Marshall & Ilsley Corp.	5,596	112,759
National City Corp.	17,147	30,007
PNC Financial Services Group, Inc.	7,505	560,624
Regions Financial Corp.	15,227	146,179
SunTrust Banks, Inc.	7,823	351,957
U.S. Bancorp	38,697	1,393,866
Wachovia Corp.	47,713	166,996
Wells Fargo & Co.	73,210	2,747,571
Zions Bancorporation	2,572	99,536
		7,558,432
Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(1)	7,713	85,691
Avery Dennison Corp.	2,079	92,474
Cintas Corp.	3,041	87,307
Equifax, Inc.	2,150	74,068
Monster Worldwide, Inc.(1)	2,870	42,792
Pitney Bowes, Inc.	4,665	155,158
R.R. Donnelley & Sons Co.	4,695	115,168
Robert Half International, Inc.	3,219	79,670
Waste Management, Inc.	11,422	359,679
		1,092,007
Communications Equipment — 2.5%
Ciena Corp.(1)	2,154	21,712
Cisco Systems, Inc.(1)	130,563	2,945,501
Corning, Inc.	34,563	540,565
Harris Corp.	2,500	115,500
JDS Uniphase Corp.(1)	5,832	49,339
Juniper Networks, Inc.(1)	11,500	242,305
Motorola, Inc.	49,805	355,608
QUALCOMM, Inc.	36,168	1,554,139
Tellabs, Inc.(1)	8,953	36,349
		5,861,018

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Computers & Peripherals — 4.3%
Apple, Inc.(1)	19,633	$2,231,487
Dell, Inc.(1)	38,243	630,245
EMC Corp.(1)	45,971	549,813
Hewlett-Packard Co.	54,601	2,524,750
International Business Machines Corp.	30,222	3,534,765
Lexmark International Group, Inc., Class A(1)	2,204	71,784
NetApp, Inc.(1)	6,733	122,742
QLogic Corp.(1)	2,794	42,916
SanDisk Corp.(1)	5,000	97,750
Sun Microsystems, Inc.(1)	17,058	129,641
Teradata Corp.(1)	2,932	57,174
		9,993,067
Construction & Engineering — 0.2%
Fluor Corp.	3,912	217,898
Jacobs Engineering Group, Inc.(1)	2,700	146,637
		364,535
Construction Materials — 0.1%
Vulcan Materials Co.	2,518	187,591
		187,591
Consumer Finance — 0.7%
American Express Co.	25,537	904,776
Capital One Financial Corp.	8,340	425,340
Discover Financial Services	10,191	140,840
SLM Corp.(1)	10,286	126,929
		1,597,885
Containers & Packaging — 0.1%
Ball Corp.	1,698	67,054
Bemis Co., Inc.	2,984	78,211
Pactiv Corp.(1)	2,370	58,847
Sealed Air Corp.	3,810	83,782
		287,894
Distributors — 0.1%
Genuine Parts Co.	3,613	145,279
		145,279
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(1)	2,358	139,829
H & R Block, Inc.	7,518	171,035
		310,864
Diversified Financial Services — 4.7%
Bank of America Corp.	100,942	3,532,970
CIT Group, Inc.	6,200	43,152
Citigroup, Inc.	120,638	2,474,285
CME Group, Inc.	1,500	557,265
IntercontinentalExchange, Inc.(1)	1,700	137,156
JPMorgan Chase & Co.	76,011	3,549,714
Leucadia National Corp.	3,500	159,040
Moody’s Corp.	4,648	158,032
NYSE Euronext	5,800	227,244
		10,838,858
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	130,488	3,643,225
CenturyTel, Inc.	2,122	77,771
Embarq Corp.	3,440	139,492
Frontier Communications Corp.	9,221	106,042
Qwest Communications International, Inc.	32,677	105,547
Verizon Communications, Inc.	63,236	2,029,243
Windstream Corp.	10,529	115,187
		6,216,507
Electric Utilities — 2.8%
Allegheny Energy, Inc.	3,880	142,668
Ameren Corp.	4,315	168,414
American Electric Power, Inc.	7,774	287,871
CenterPoint Energy, Inc.	7,948	115,802
CMS Energy Corp.	7,452	92,926
Consolidated Edison, Inc.	5,764	247,621
Dominion Resources, Inc.	13,314	569,573
DTE Energy Co.	4,105	164,693
Duke Energy Corp.	26,302	458,444
Edison International	7,073	282,213
Entergy Corp.	4,652	414,075
Exelon Corp.	14,956	936,545
FirstEnergy Corp.	6,851	458,949
FPL Group, Inc.	9,212	463,364
Pepco Holdings, Inc.	4,100	93,931
Pinnacle West Capital Corp.	1,550	53,336
PPL Corp.	8,216	304,156
Progress Energy, Inc.	5,078	219,014
Southern Co.	16,284	613,744
TECO Energy, Inc.	4,988	78,461
Xcel Energy, Inc.	9,253	184,967
		6,350,767
Electrical Equipment — 0.4%
Cooper Industries Ltd., Class A	4,188	167,311
Emerson Electric Co.	16,890	688,943
Rockwell Automation, Inc.	3,331	124,379
		980,633
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(1)	9,169	271,953
Jabil Circuit, Inc.	4,556	43,464
Molex, Inc.	2,894	64,970
Tyco Electronics Ltd.	10,994	304,094
		684,481
Energy Equipment & Services — 2.6%
Baker Hughes, Inc.	6,815	412,580
BJ Services Co.	6,688	127,941
Cameron International Corp.(1)	4,500	173,430
ENSCO International, Inc.	3,100	178,653
Halliburton Co.	19,390	628,042
Nabors Industries Ltd.(1)	6,320	157,494
National-Oilwell Varco, Inc.(1)	9,400	472,162
Noble Corp.	5,914	259,625
Rowan Cos., Inc.	2,114	64,583
Schlumberger Ltd.	26,558	2,073,914
Smith International, Inc.	4,600	269,744
Transocean, Inc.(1)	7,166	787,114
Weatherford International Ltd.(1)	14,900	374,586
		5,979,868
Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	9,157	594,564
CVS Caremark Corp.	31,888	1,073,350
Safeway, Inc.	9,270	219,884
SUPERVALU, Inc.	4,307	93,462
Sysco Corp.	12,894	397,522
The Kroger Co.	15,496	425,830
Wal-Mart Stores, Inc.	49,882	2,987,433
Walgreen Co.	22,080	683,597
Whole Foods Market, Inc.	3,100	62,093
		6,537,735

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Food Products — 1.7%
Archer-Daniels-Midland Co.	14,288	$313,050
Campbell Soup Co.	4,764	183,890
ConAgra Foods, Inc.	10,185	198,200
Dean Foods Co.(1)	3,100	72,416
General Mills, Inc.	7,225	496,502
H.J. Heinz Co.	6,812	340,396
Kellogg Co.	5,692	319,321
Kraft Foods, Inc., Class A	33,345	1,092,049
McCormick & Co., Inc.	2,128	81,822
Sara Lee Corp.	16,796	212,133
The Hershey Co.	3,675	145,310
Tyson Foods, Inc., Class A	6,500	77,610
Wm. Wrigley Jr. Co.	4,902	389,219
		3,921,918
Gas Utilities — 0.1%
Integrys Energy Group, Inc.	1,599	79,854
Nicor, Inc.	938	41,600
Questar Corp.	4,200	171,864
		293,318
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	13,886	911,338
Becton, Dickinson and Co.	5,239	420,482
Boston Scientific Corp.(1)	31,019	380,603
C.R. Bard, Inc.	1,891	179,399
Covidien Ltd.	10,694	574,910
Hospira, Inc.(1)	2,597	99,205
Intuitive Surgical, Inc.(1)	900	216,882
Medtronic, Inc.	24,740	1,239,474
St. Jude Medical, Inc.(1)	8,090	351,834
Stryker Corp.	5,112	318,478
Varian Medical Systems, Inc.(1)	2,700	154,251
Zimmer Holdings, Inc.(1)	5,170	333,775
		5,180,631
Health Care Providers & Services — 1.9%
Aetna, Inc.	10,292	371,644
AmerisourceBergen Corp.	4,226	159,109
Cardinal Health, Inc.	8,368	412,375
CIGNA Corp.	6,088	206,870
Coventry Health Care, Inc.(1)	3,150	102,532
DaVita, Inc.(1)	2,300	131,123
Express Scripts, Inc.(1)	5,376	396,856
Humana, Inc.(1)	3,635	149,762
Laboratory Corp. of America Holdings(1)	2,400	166,800
McKesson Corp.	5,759	309,892
Medco Health Solutions, Inc.(1)	11,468	516,060
Patterson Companies, Inc.(1)	2,100	63,861
Quest Diagnostics, Inc.	3,696	190,972
Tenet Healthcare Corp.(1)	10,210	56,666
UnitedHealth Group, Inc.	27,100	688,069
WellPoint, Inc.(1)	11,406	533,459
		4,456,050
Health Care Technology — 0.0%
IMS Health, Inc.	4,244	80,254
		80,254
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	9,427	333,244
Darden Restaurants, Inc.	3,162	90,528
International Game Technology	6,784	116,549
Marriott International, Inc., Class A	6,432	167,811
McDonald’s Corp.	25,361	1,564,774
Starbucks Corp.(1)	16,064	238,872
Starwood Hotels & Resorts Worldwide, Inc.	4,298	120,946
Wendy’s/Arby’s Group, Inc., Class A	10,752	56,555
Wyndham Worldwide Corp.	3,797	59,651
Yum! Brands, Inc.	10,346	337,383
		3,086,313
Household Durables — 0.4%
Black & Decker Corp.	1,205	73,204
Centex Corp.	2,742	44,421
D.R. Horton, Inc.	5,700	74,214
Fortune Brands, Inc.	3,145	180,397
Harman International Industries, Inc.	1,300	44,291
KB HOME	1,990	39,163
Leggett & Platt, Inc.	2,928	63,801
Lennar Corp., Class A	3,100	47,089
Newell Rubbermaid, Inc.	6,196	106,943
Pulte Homes, Inc.	4,860	67,894
Snap-On, Inc.	1,273	67,036
The Stanley Works	1,281	53,469
Whirlpool Corp.	1,659	131,542
		993,464
Household Products — 2.8%
Clorox Co.	3,445	215,967
Colgate-Palmolive Co.	11,318	852,811
Kimberly-Clark Corp.	9,529	617,861
The Procter & Gamble Co.	67,362	4,694,458
		6,381,097
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group	3,844	93,409
Dynegy, Inc., Class A(1)	9,236	33,065
The AES Corp.(1)	15,781	184,480
		310,954
Industrial Conglomerates — 3.1%
3M Co.	15,694	1,072,057
General Electric Co.	220,351	5,618,951
Textron, Inc.	5,432	159,049
Tyco International Ltd.	10,794	378,006
		7,228,063
Information Technology Services — 0.9%
Affiliated Computer Services, Inc., Class A(1)	2,300	116,449
Automatic Data Processing, Inc.	11,313	483,631
Cognizant Technology Solutions Corp., Class A(1)	6,600	150,678
Computer Sciences Corp.(1)	3,266	131,260
Convergys Corp.(1)	2,590	38,280
Fidelity National Information Services, Inc.	3,300	60,918
Fiserv, Inc.(1)	3,775	178,633
MasterCard, Inc., Class A	1,600	283,728
Paychex, Inc.	7,597	250,929
Total System Services, Inc.	3,664	60,090
Unisys Corp.(1)	8,133	22,366
Western Union Co.	15,929	392,968
		2,169,930
Insurance — 3.0%
AFLAC, Inc.	10,397	610,824
American International Group, Inc.	59,403	197,812
Aon Corp.	6,708	301,592
Assurant, Inc.	2,100	115,500
Cincinnati Financial Corp.	3,575	101,673
Genworth Financial, Inc., Class A	9,400	80,934
Lincoln National Corp.	5,846	250,267
Loews Corp.	8,763	346,051
Marsh & McLennan Cos., Inc.	11,451	363,684
MBIA, Inc.	4,400	52,360

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
MetLife, Inc.	15,472	$866,432
Principal Financial Group, Inc.	5,588	243,022
Prudential Financial, Inc.	9,477	682,344
The Allstate Corp.	12,199	562,618
The Chubb Corp.	7,936	435,686
The Hartford Financial Services Group, Inc.	6,690	274,223
The Progressive Corp.	14,224	247,497
The Travelers Cos., Inc.	13,698	619,149
Torchmark Corp.	1,782	106,564
Unum Group	9,310	233,681
XL Capital Ltd., Class A	6,856	122,997
		6,814,910
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	7,200	523,872
		523,872
Internet Software & Services — 1.5%
Akamai Technologies, Inc.(1)	3,400	59,296
eBay, Inc.(1)	24,634	551,309
Expedia, Inc.(1)	4,300	64,973
Google, Inc., Class A(1)	5,300	2,122,756
VeriSign, Inc.(1)	5,300	138,224
Yahoo! Inc.(1)	30,676	530,695
		3,467,253
Leisure Equipment & Products — 0.2%
Eastman Kodak Co.	6,563	100,939
Hasbro, Inc.	2,689	93,362
Mattel, Inc.	8,533	153,935
		348,236
Life Sciences Tools & Services — 0.3%
Millipore Corp.(1)	1,523	104,782
PerkinElmer, Inc.	1,870	46,694
Thermo Fisher Scientific, Inc.(1)	8,790	483,450
Waters Corp.(1)	1,962	114,149
		749,075
Machinery — 1.7%
Caterpillar, Inc.	13,694	816,162
Cummins, Inc.	4,472	195,516
Danaher Corp.	5,766	400,160
Deere & Co.	9,532	471,834
Dover Corp.	4,232	171,608
Eaton Corp.	3,646	204,832
Illinois Tool Works, Inc.	8,808	391,516
Ingersoll-Rand Co. Ltd., Class A	6,704	208,964
ITT Corp.	4,742	263,703
PACCAR, Inc.	7,909	302,045
Pall Corp.	2,232	76,758
Parker Hannifin Corp.	3,547	187,991
Terex Corp.(1)	2,300	70,196
The Manitowoc Co., Inc.	2,700	41,985
		3,803,270
Media — 2.6%
CBS Corp., Class B	14,637	213,407
Comcast Corp., Class A	65,332	1,282,467
Gannett Co., Inc.	4,913	83,079
Meredith Corp.	742	20,806
News Corp., Class A	50,300	603,097
Omnicom Group, Inc.	7,322	282,336
Scripps Networks Interactive, Inc., Class A	1,600	58,096
The DIRECTV Group, Inc.(1)	12,400	324,508
The Interpublic Group of Companies, Inc.(1)	11,603	89,923
The McGraw-Hill Companies, Inc.	6,924	218,868
The New York Times Co., Class A	2,373	33,910
The Walt Disney Co.	42,416	1,301,747
The Washington Post Co., Class B	123	68,482
Time Warner, Inc.	77,424	1,015,029
Viacom, Inc., Class B(1)	14,037	348,679
		5,944,434
Metals & Mining — 0.8%
AK Steel Holding Corp.	2,400	62,208
Alcoa, Inc.	17,725	400,230
Allegheny Technologies, Inc.	2,206	65,187
Freeport-McMoran Copper & Gold, Inc., Class B	8,403	477,711
Newmont Mining Corp.	10,104	391,631
Nucor Corp.	7,022	277,369
Titanium Metals Corp.	1,900	21,546
United States Steel Corp.	2,588	200,855
		1,896,737
Multi-Utilities — 0.5%
NiSource, Inc.	4,793	70,745
PG&E Corp.	8,080	302,596
Public Service Enterprise Group, Inc.	11,568	379,315
Sempra Energy	5,394	272,235
		1,024,891
Multiline Retail — 0.8%
Big Lots, Inc.(1)	1,734	48,257
Dillards, Inc., Class A	1,262	14,892
Family Dollar Stores, Inc.	3,292	78,020
J.C. Penney Co., Inc.	4,898	163,299
Kohl’s Corp.(1)	6,913	318,551
Macy’s, Inc.	9,094	163,510
Nordstrom, Inc.	3,640	104,905
Sears Holdings Corp.(1)	1,211	113,229
Target Corp.	16,746	821,391
		1,826,054
Office Electronics — 0.1%
Xerox Corp.	20,891	240,873
		240,873
Oil, Gas & Consumable Fuels — 10.5%
Anadarko Petroleum Corp.	10,386	503,825
Apache Corp.	7,496	781,683
Cabot Oil & Gas Corp.	2,300	83,122
Chesapeake Energy Corp.	11,500	412,390
Chevron Corp.	45,419	3,746,159
ConocoPhillips	33,835	2,478,414
CONSOL Energy, Inc.	4,100	188,149
Devon Energy Corp.	9,798	893,578
El Paso Corp.	16,290	207,860
EOG Resources, Inc.	5,445	487,110
Exxon Mobil Corp.	115,602	8,977,651
Hess Corp.	6,221	510,620
Marathon Oil Corp.	15,696	625,799
Massey Energy Co.	1,900	67,773
Murphy Oil Corp.	4,000	256,560
Noble Energy, Inc.	3,700	205,683
Occidental Petroleum Corp.	18,058	1,272,186
Peabody Energy Corp.	6,100	274,500
Pioneer Natural Resources Co.	2,700	141,156
Range Resources Corp.	3,400	145,758
Southwestern Energy Co.(1)	7,500	229,050
Spectra Energy Corp.	14,751	351,074
Sunoco, Inc.	2,532	90,088
Tesoro Corp.	3,100	51,119
Valero Energy Corp.	11,500	348,450

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Williams Companies, Inc.	12,415	$293,615
XTO Energy, Inc.	12,341	574,103
		24,197,475
Paper & Forest Products — 0.3%
International Paper Co.	9,605	251,459
MeadWestvaco Corp.	3,690	86,014
Weyerhaeuser Co.	4,710	285,332
		622,805
Personal Products — 0.2%
Avon Products, Inc.	9,396	390,592
Estee Lauder Companies, Inc., Class A	2,300	114,793
		505,385
Pharmaceuticals — 6.5%
Abbott Laboratories	33,989	1,957,087
Allergan, Inc.	6,626	341,239
Barr Pharmaceuticals, Inc.(1)	2,400	156,720
Bristol-Myers Squibb Co.	44,637	930,682
Eli Lilly & Co.	22,839	1,005,601
Forest Laboratories, Inc.(1)	7,079	200,194
Johnson & Johnson	61,754	4,278,317
King Pharmaceuticals, Inc.(1)	5,445	52,163
Merck & Co., Inc.	47,558	1,500,931
Mylan, Inc.(1)	6,600	75,372
Pfizer, Inc.	148,903	2,745,771
Schering-Plough Corp.	35,920	663,442
Watson Pharmaceuticals, Inc.(1)	1,956	55,746
Wyeth	29,569	1,092,279
		15,055,544
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	2,037	71,336
AvalonBay Communities, Inc.	1,600	157,472
Boston Properties, Inc.	2,500	234,150
Developers Diversified Realty Corp.	2,600	82,394
Equity Residential	6,021	267,393
General Growth Properties, Inc.	5,000	75,500
HCP, Inc.	4,900	196,637
Host Hotels & Resorts, Inc.	11,200	148,848
Kimco Realty Corp.	5,000	184,700
Plum Creek Timber Co., Inc.	3,362	167,629
ProLogis	5,692	234,909
Public Storage, Inc.	2,900	287,129
Simon Property Group, Inc.	4,702	456,094
Vornado Realty Trust	3,100	281,945
		2,846,136
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	3,700	49,469
		49,469
Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	6,361	587,947
CSX Corp.	8,968	489,384
Norfolk Southern Corp.	8,129	538,221
Ryder System, Inc.	1,230	76,260
Union Pacific Corp.	11,284	802,970
		2,494,782
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.(1)	13,202	69,311
Altera Corp.	6,790	140,417
Analog Devices, Inc.	6,027	158,811
Applied Materials, Inc.	29,509	446,471
Broadcom Corp., Class A(1)	9,644	179,668
Intel Corp.	124,953	2,340,370
KLA-Tencor Corp.	4,028	127,486
Linear Technology Corp.	5,347	163,939
LSI Corp.(1)	14,361	76,975
MEMC Electronic Materials, Inc.(1)	5,200	146,952
Microchip Technology, Inc.	4,600	135,378
Micron Technology, Inc.(1)	16,828	68,153
National Semiconductor Corp.	4,258	73,280
Novellus Systems, Inc.(1)	2,370	46,547
NVIDIA Corp.(1)	12,261	131,315
Teradyne, Inc.(1)	3,377	26,374
Texas Instruments, Inc.	29,380	631,670
Xilinx, Inc.	5,730	134,369
		5,097,486
Software — 3.6%
Adobe Systems, Inc.(1)	11,654	459,983
Autodesk, Inc.(1)	4,616	154,867
BMC Software, Inc.(1)	3,606	103,240
CA, Inc.	9,555	190,718
Citrix Systems, Inc.(1)	4,616	116,600
Compuware Corp.(1)	5,622	54,477
Electronic Arts, Inc.(1)	6,600	244,134
Intuit, Inc.(1)	6,330	200,091
Microsoft Corp.	173,465	4,629,781
Novell, Inc.(1)	7,029	36,129
Oracle Corp.(1)	86,111	1,748,915
Salesforce.com, Inc.(1)	2,300	111,320
Symantec Corp.(1)	18,973	371,491
		8,421,746
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	2,000	78,900
Applied Biosystems, Inc.	3,176	108,778
AutoNation, Inc.(1)	2,500	28,100
AutoZone, Inc.(1)	974	120,133
Bed, Bath & Beyond, Inc.(1)	5,864	184,188
Best Buy Co., Inc.	7,540	282,750
GameStop Corp., Class A(1)	3,400	116,314
Limited Brands, Inc.	7,095	122,885
Lowe’s Cos., Inc.	32,568	771,536
Office Depot, Inc.(1)	5,824	33,896
RadioShack Corp.	2,965	51,235
Staples, Inc.	14,990	337,275
The Gap, Inc.	10,714	190,495
The Home Depot, Inc.	37,530	971,652
The Sherwin-Williams Co.	2,251	128,667
The TJX Cos., Inc.	8,872	270,774
Tiffany & Co.	3,179	112,918
		3,910,496
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(1)	7,600	190,304
Jones Apparel Group, Inc.	1,927	35,669
Liz Claiborne, Inc.	2,095	34,421
NIKE, Inc., Class B	8,816	589,790
Polo Ralph Lauren Corp.	1,200	79,968
VF Corp.	1,636	126,479
		1,056,631
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	10,500	193,725
MGIC Investment Corp.	2,936	20,640
Sovereign Bancorp, Inc.	11,665	46,077
		260,442

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS S&P 500 Index VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Tobacco — 1.6%
Altria Group, Inc.	45,095	$894,685
Lorillard, Inc.	3,700	263,255
Philip Morris International, Inc.	45,095	2,169,069
Reynolds American, Inc.	3,678	178,824
UST, Inc.	3,831	254,915
		3,760,748
Trading Companies & Distributors — 0.1%
Fastenal Co.	2,800	138,292
W.W. Grainger, Inc.	1,692	147,153
		285,445
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(1)	8,500	305,745
Sprint Nextel Corp.	63,017	384,404
		690,149
Total Common Stocks (Cost $209,297,405)		224,984,492

	Principal Amount
U.S. Government Securities — 0.2%
U.S. Treasury Bills — 0.2%
United States Treasury Bill
0.28% due 1/2/2009(2)	$230,000	229,834
0.917% due 12/26/2008(2)	185,000	184,595
1.755% due 10/2/2008(2)	50,000	49,778
		464,207
Total U.S. Government Securities (Cost $464,207)		464,207

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	64	2,318
RS Emerging Growth Fund, Class Y(3)	93	2,758
RS Emerging Markets Fund, Class A(3)	76	1,312
RS Equity Dividend Fund, Class Y(3)	49	367
RS Global Natural Resources Fund, Class Y(3)	50	1,427
RS Growth Fund, Class Y(3)	67	714
RS Investment Quality Bond Fund, Class A(3)	42	393
RS Partners Fund, Class Y(3)	62	1,670
RS S&P 500 Index Fund, Class A(3)	46	370
RS Smaller Company Growth Fund, Class Y(3)	44	647
RS Technology Fund, Class Y(3)	59	703
RS Value Fund, Class Y(3)	119	2,485
Total Other Investments (Cost $17,502)		15,164
Total Investments — 97.5% (Cost $209,779,114)		225,463,863
Other Assets, Net — 2.5%		5,820,228
Total Net Assets — 100.0%		$231,284,091

(1)	Non-income producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts
S & P 500 INDEX	21	12/2008	$6,137	$(359,705)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$225,463,863	($359,705)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$225,463,863	($359,705)

*	Other financial instruments include futures, forwards and/or swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Asset Allocation VIP Series

September 30, 2008 (unaudited)	Shares	Value
Mutual Funds — 93.3%
RS S&P 500 Index VIP Series(1)(2)	4,026,068	$34,785,224
Total Mutual Funds (Cost $37,071,257)		34,785,224

	Principal Amount
U.S. Government Securities — 0.6%
U.S. Treasury Bills — 0.6%
United States Treasury Bill 1.667% due 11/20/2008 -11/28/2008 (3)	$215,000	214,441
		214,441
Total U.S. Government Securities (Cost $214,441)		214,441

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	11	405
RS Emerging Growth Fund, Class Y(4)	16	479
RS Emerging Markets Fund, Class A(4)	13	227
RS Equity Dividend Fund, Class Y(4)	8	62
RS Global Natural Resources Fund, Class Y(4)	8	238
RS Growth Fund, Class Y(4)	12	126
RS Investment Quality Bond Fund, Class A(4)	7	67
RS Partners Fund, Class Y(4)	11	288
RS S&P 500 Index Fund, Class A(4)	8	63
RS Smaller Company Growth Fund, Class Y(4)	8	110
RS Technology Fund, Class Y(4)	10	124
RS Value Fund, Class Y(4)	21	435
Total Other Investments (Cost $3,038)		2,624
Total Investments — 93.9% (Cost $37,288,736)		35,002,289
Other Assets, Net — 6.1%		2,285,644
Total Net Assets — 100.0%		$37,287,933

(1)	Affiliated issuer.

(2)	The RS S&P 500 Index VIP Series schedule of investments is included herein.

(3)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts
S&P 500 INDEX	8	12/2008	$2,338	$(198,840)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$35,002,289	($198,840)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$35,002,289	($198,840)

*	Other financial instruments include futures, forwards and/or swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series

September 30, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 7.6%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$2,359,702	$1,959,659
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	113,950	110,778
Capital One Multi-Asset Execution Trust 2006-A2 A 4.85% due 11/15/2013	2,500,000	2,436,887
Capital One Prime Auto Receivables Trust 2006-2 A4 4.94% due 7/15/2012	4,400,000	4,332,321
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	1,602,934	1,599,045
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	415,462	385,097
Chase Issuance Trust 2005-A10 A10 4.65% due 12/17/2012	6,305,000	6,216,668
2007-A15 A 4.96% due 9/17/2012	3,871,000	3,843,873
Citibank Omni Master Trust 2008-A10A A10 4.05% due 3/20/2013(2)	5,000,000	4,969,751
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	1,283,666	1,153,931
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	97,873	94,083
Ford Credit Auto Owner Trust 2005-B A4 4.38% due 1/15/2010	655,795	655,020
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	2,450,000	2,412,985
Nissan Auto Receivables Owner Trust 2008-B A3 4.46% due 4/16/2012	3,450,000	3,334,228
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	498,060	491,070
2003-RS7 AI4 5.09% due 2/25/2031(1)	521,316	516,075
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023(1)	1,008,067	998,383
Total Asset Backed Securities (Cost $36,438,780)		35,509,854
Collateralized Mortgage Obligations — 18.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	6,638,447	5,389,589
Banc of America Funding Corp. 2006-3 5A5 5.50% due 3/25/2036	3,011,977	2,812,340
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.144% due 7/25/2034(1)	1,350,000	1,329,332
2004-11 2A1 5.75% due 1/25/2035	6,095,479	5,595,312
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	4,205,289	3,624,433
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	2,703,926	2,506,192
2006-19CB A15 6.00% due 8/25/2036	3,342,441	2,641,481
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	1,422,140	1,422,328
FHLMC
2663 VQ 5.00% due 6/15/2022	2,800,000	2,706,189
1534 Z 5.00% due 6/15/2023	1,014,145	1,017,971
3227 PR 5.50% due 9/15/2035	8,458,331	8,264,716
FNMA
2006-45 AC 5.50% due 6/25/2036	1,489,301	1,499,439
2002-52 PB 6.00% due 2/25/2032	4,735,312	4,812,018
GNMA 1997-19 PG 6.50% due 12/20/2027(1)	4,178,255	4,382,849
GSR Mortgage Loan Trust 2006-2F 7A1 5.50% due 1/25/2021	4,623,170	4,289,437
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	4,938,314	4,404,359
Mastr Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	2,142,000	1,946,214
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	3,033,530	2,887,542
Residential Funding Mortgage Securities I 2006-S10 1A1 6.00% due 10/25/2036	4,209,670	3,417,726
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	3,527,829	3,327,649
Wells Fargo Mortgage Backed Securities Trust 2003-11 1A3 4.75% due 10/25/2018	3,500,000	3,497,960
2005-5 1A1 5.00% due 5/25/2020	3,938,061	3,712,855
2006-1 A3 5.00% due 3/25/2021	2,222,173	2,050,650
2003-2 A7 5.25% due 2/25/2018	5,900,000	5,439,887
2007-13 A7 6.00% due 9/25/2037	4,170,734	3,552,944
Total Collateralized Mortgage Obligations (Cost $93,129,065)		86,531,412

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Commercial Mortgage Backed Securities — 9.0%
Banc of America Commercial Mortgage, Inc. 2003-1 A2 4.648% due 9/11/2036	$2,350,000	$2,189,883
2006-2 A4 5.929% due 5/10/2045	3,400,000	3,076,866
Bear Stearns Commercial Mortgage Securities 2006-T24 AM 5.568% due 10/12/2041(1)	3,015,000	2,421,105
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	66,239	66,044
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	3,500,000	3,467,450
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	3,490,781	3,420,970
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	5,510,000	5,794,190
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(1)	2,100,000	1,691,172
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)	4,000,000	3,555,133
2005-LDP5 A4 5.179% due 12/15/2044(1)	2,880,000	2,608,547
2001-C1 A3 5.857% due 10/12/2035	4,000,000	3,940,117
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	3,732,222	3,772,691
LB UBS Comm’l. Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039	3,600,000	2,865,904
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	3,500,000	3,182,107
Total Commercial Mortgage Backed Securities (Cost $45,032,021)		42,052,179
Corporate Bonds — 17.1%
Aerospace & Defense — 0.3%
General Dynamics Corp. 4.50% due 8/15/2010	500,000	507,426
L-3 Communications Corp. 6.125% due 1/15/2014	1,000,000	925,000
		1,432,426
Automotive — 0.2%
DaimlerChrysler NA Holdings 6.50% due 11/15/2013	300,000	292,765
TRW, Inc. 7.75% due 6/1/2029	500,000	546,546
		839,311
Building Materials — 0.2%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,163,404
		1,163,404
Computers — 0.2%
Computer Sciences Corp. 6.50% due 3/15/2018(2)	800,000	768,381
		768,381
Diversified Financial Services — 0.1%
Allstate Life Global Funding Trust Nt. 5.375% due 4/30/2013	750,000	724,008
		724,008
Diversified Manufacturing — 0.5%
Parker Hannifin Corp. Sr. Nt. 6.25% due 5/15/2038	400,000	386,894
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	750,000	687,297
United Technologies Corp.
4.375% due 5/1/2010	500,000	508,431
4.875% due 5/1/2015	1,000,000	984,899
		2,567,521
Electric — 0.4%
Nevada Power Co. 6.65% due 4/1/2036	600,000	531,644
PacifiCorp 5.25% due 6/15/2035	350,000	278,947
PPL Electric Utilities Corp. 6.45% due 8/15/2037	1,000,000	932,336
		1,742,927
Electronics — 0.1%
Koninklijke Philips Electronics NV 6.875% due 3/11/2038	600,000	594,502
		594,502
Energy — 0.5%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	600,000	470,429
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	600,000	462,738
RAS Laffan Liquefied Natural Gas Co. Ltd. 3.437% due 9/15/2009(2)	490,248	491,155
Western Oil Sands, Inc. 8.375% due 5/1/2012	1,000,000	1,054,946
		2,479,268
Energy - Refining — 0.1%
Tosco Corp. 8.125% due 2/15/2030	500,000	556,449
		556,449
Entertainment — 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	1,450,000	1,307,039
Viacom, Inc. 6.875% due 4/30/2036	800,000	641,344
		1,948,383
Finance Companies — 0.9%
Capital One Bank Co. 5.75% due 9/15/2010	1,000,000	921,165
General Electric Capital Corp. 6.75% due 3/15/2032	850,000	709,483
Sr. Nt. 5.625% due 5/1/2018	1,200,000	1,014,331

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Household Finance Corp. 6.375% due 11/27/2012	$1,000,000	$962,382
SLM Corp. 4.00% due 1/15/2009	1,050,000	861,000
		4,468,361
Financial — 1.3%
Bear Stearns Cos., Inc. 6.40% due 10/2/2017	800,000	747,118
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	1,650,000	1,361,992
5.625% due 1/15/2017	370,000	262,621
6.15% due 4/1/2018	1,200,000	997,817
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/2049(3)(4)	1,000,000	100
Lehman Brothers Holdings, Inc. 6.50% due 7/19/2017(4)	895,000	1,119
Merrill Lynch & Co.
6.05% due 8/15/2012	1,000,000	937,633
6.875% due 4/25/2018	800,000	707,800
Morgan Stanley
4.00% due 1/15/2010	500,000	410,005
5.95% due 12/28/2017	1,200,000	751,735
		6,177,940
Financial - Banks — 3.0%
American Express Bank FSB 6.00% due 9/13/2017	500,000	417,579
Bank of America Corp. 4.875% due 9/15/2012	1,300,000	1,201,278
Bank One Corp. 5.25% due 1/30/2013	600,000	566,592
Citigroup, Inc.
4.625% due 8/3/2010	1,300,000	1,187,008
Sr. Nt.
6.125% due 5/15/2018	1,600,000	1,324,806
6.50% due 8/19/2013	800,000	711,014
City National Corp. 5.125% due 2/15/2013	700,000	625,895
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	800,000	789,437
Deutsche Bank AG London 6.00% due 9/1/2017	800,000	755,814
HSBC USA, Inc. 4.625% due 4/1/2014	700,000	629,517
J.P. Morgan Chase Capital XXII 6.45% due 2/2/2037	400,000	289,817
JPMorgan Chase & Co. 5.75% due 1/2/2013	900,000	861,623
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	1,500,000	1,374,881
PNC Bank N.A. 6.875% due 4/1/2018	800,000	766,203
Sovereign Bank, Inc. 5.125% due 3/15/2013	600,000	345,162
Wachovia Capital Trust III 5.80% due 3/15/2042(3)	1,000,000	420,000
Wachovia Corp. 5.25% due 8/1/2014	1,300,000	797,141
Wells Fargo Bank NA 5.75% due 5/16/2016	1,200,000	1,111,135
		14,174,902
Food & Beverage — 0.2%
Diageo Capital PLC 5.50% due 9/30/2016	500,000	479,718
Kraft Foods, Inc. Sr. Nt. 6.875% due 1/26/2039	500,000	455,419
		935,137
Health Care — 0.2%
Fisher Scientific International, Inc. 6.125% due 7/1/2015	800,000	772,146
		772,146
Insurance — 1.1%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	800,000	728,874
Allied World Assurance Co. Hldgs., Ltd. 7.50% due 8/1/2016	600,000	529,386
AXA SA 6.463% due 12/31/2049(2)(3)	800,000	456,898
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	400,000	315,686
MetLife, Inc. 6.40% due 12/15/2036	500,000	311,718
Symetra Financial Corp. 6.125% due 4/1/2016(2)	800,000	644,596
UnitedHealth Group, Inc. 6.50% due 6/15/2037	500,000	415,081
Unum Group 5.859% due 5/15/2009	600,000	606,282
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	1,100,000	1,060,701
		5,069,222
Iron - Steel — 0.2%
ArcelorMittal Nt. 6.125% due 6/1/2018(2)	400,000	354,445
Nucor Corp. 5.75% due 12/1/2017	550,000	527,656
		882,101
Machinery - Diversified — 0.1%
Roper Industries, Inc. Sr. Nt. 6.625% due 8/15/2013	400,000	409,010
		409,010
Media - Cable — 0.8%
Comcast Cable Communications, Inc. 6.875% due 6/15/2009	1,050,000	1,060,356
Comcast Corp.
6.45% due 3/15/2037	1,000,000	806,563
6.50% due 1/15/2017	400,000	375,942
Time Warner Cable, Inc. 5.85% due 5/1/2017	1,600,000	1,409,661
		3,652,522
Media - NonCable — 0.1%
News America Holdings, Inc. 8.00% due 10/17/2016	500,000	520,848
		520,848
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015	250,000	245,625

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Noranda, Inc. 6.00% due 10/15/2015	$750,000	$679,636
Steel Dynamics, Inc. 6.75% due 4/1/2015	700,000	602,000
Vale Overseas Ltd. 6.25% due 1/23/2017	400,000	373,776
		1,901,037
Natural Gas - Pipelines — 0.1%
Enterprise Products Operating LP 8.375% due 8/1/2066(1)	400,000	370,788
		370,788
Office - Business Equipment — 0.2%
Xerox Corp. Sr. Nt. 5.65% due 5/15/2013	800,000	777,024
		777,024
Oil & Gas — 0.7%
Pemex Project Funding Master Trust 5.75% due 3/1/2018(2)	700,000	662,410
Petrobras International Finance Co. 5.875% due 3/1/2018	1,000,000	908,882
Transocean, Inc. Sr. Nt. 6.00% due 3/15/2018	800,000	746,637
XTO Energy, Inc. Sr. Nt.
5.50% due 6/15/2018	500,000	441,968
6.50% due 12/15/2018	500,000	463,783
		3,223,680
Oil & Gas Services — 0.2%
Weatherford International Ltd. 5.15% due 3/15/2013	800,000	770,439
		770,439
Paper & Forest Products — 0.1%
Weyerhaeuser Co. 6.75% due 3/15/2012	275,000	271,793
		271,793
Pharmaceuticals — 0.4%
Amgen, Inc. 5.85% due 6/1/2017	400,000	383,966
Astrazeneca PLC 6.45% due 9/15/2037	600,000	573,690
Genentech, Inc. 4.75% due 7/15/2015	600,000	557,308
Wyeth 5.95% due 4/1/2037	475,000	428,295
		1,943,259
Railroads — 0.2%
Norfolk Southern Corp. 6.75% due 2/15/2011	1,150,000	1,199,375
		1,199,375
Real Estate Investment Trusts — 1.0%
ERP Operating LP 5.375% due 8/1/2016	775,000	657,319
Highwoods Realty Ltd. 5.85% due 3/15/2017	600,000	481,292
Liberty Property LP 7.25% due 3/15/2011	700,000	710,457
PPF Funding, Inc. 5.35% due 4/15/2012(2)(5)	750,000	739,356
Regency Centers LP 6.75% due 1/15/2012	375,000	376,397
Simon Property Group LP 5.25% due 12/1/2016	750,000	639,685
USB Realty Corp. 6.091% due 12/22/2049(2)(3)	950,000	437,000
Westfield Group 5.40% due 10/1/2012(2)	900,000	831,240
		4,872,746
Retailers — 0.2%
CVS Caremark Corp. 5.75% due 6/1/2017	475,000	443,884
Wal-Mart Stores, Inc. 4.50% due 7/1/2015	500,000	482,135
		926,019
Software — 0.2%
Oracle Corp. Sr. Nt. 5.75% due 4/15/2018	800,000	742,804
		742,804
Technology — 0.3%
Cisco Systems, Inc. 5.50% due 2/22/2016	450,000	432,415
International Business Machines Corp. 5.70% due 9/14/2017	400,000	387,471
National Semiconductor Corp. 6.60% due 6/15/2017	500,000	469,122
		1,289,008
Utilities - Electric — 0.8%
Alabama Power Co. 5.65% due 3/15/2035	750,000	636,846
Exelon Corp. 4.45% due 6/15/2010	750,000	742,897
Florida Power & Light Co. 4.95% due 6/1/2035	750,000	603,743
Pacific Gas & Electric Co. 6.05% due 3/1/2034	450,000	397,206
Potomac Edison Co. 5.35% due 11/15/2014	850,000	786,083
Public Service Electric Gas Co. 5.125% due 9/1/2012	500,000	498,210
		3,664,985
Wireless Communications — 0.3%
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	1,250,000	1,333,225
Vodafone Group PLC 6.15% due 2/27/2037	350,000	281,088
		1,614,313
Wireline Communications — 1.1%
AT&T, Inc. 6.30% due 1/15/2038	1,200,000	993,840
Deutsche Telekom International Finance BV 8.75% due 6/15/2030(1)	850,000	822,001
France Telecom S.A.
7.75% due 3/1/2011(1)	800,000	839,592
8.50% due 3/1/2031(1)	335,000	363,440
Telecom Italia Capital 5.25% due 10/1/2015	550,000	457,820
Verizon Communications, Inc. 5.55% due 2/15/2016	800,000	737,280
6.40% due 2/15/2038	1,000,000	834,620
		5,048,593
Total Corporate Bonds (Cost $92,633,518)		80,494,632

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Mortgage Pass-Through Securities — 18.8%
FHLMC
5.50% due 9/1/2034-12/1/2036	$9,707,175	$9,669,304
7.00% due 4/1/2038-9/1/2038	8,400,001	8,797,012
FNMA
5.00% due 4/1/2023-4/1/2038	22,079,630	21,581,388
5.50% due 4/1/2022-3/1/2038	26,586,231	26,569,125
5.755% due 12/1/2036(1)	2,974,370	3,018,136
6.00% due 8/1/2021	1,140,345	1,163,893
6.197% due 8/1/2046(1)	2,512,535	2,579,867
6.50% due 8/1/2010-3/1/2038	12,051,241	12,375,544
7.00% due 9/1/2014-6/1/2032	454,606	478,297
7.50% due 12/1/2029	373,660	404,358
8.00% due 1/1/2030-9/1/2030	120,083	130,239
GNMA
6.00% due 10/15/2032-12/15/2033	971,496	989,354
6.50% due 2/15/2032-4/15/2033	778,794	800,789
Total Mortgage Pass-Through Securities (Cost $87,518,212)		88,557,306
Municipal Bonds — 1.5%
Arizona Water Infrastructure Finance Authority Revenue Water Quality-Series A 5.00% due 10/1/2027	1,200,000	1,169,832
Connecticut State Series F 5.00% due 12/1/2021	1,200,000	1,210,320
Massachusetts State General Obligation Consolidated Loan-Series A 5.00% due 8/1/2033	1,200,000	1,142,568
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series B 5.00% due 10/1/2038	1,200,000	1,153,176
New York State Dormitory Authority Columbia University-Series C 5.00% due 7/1/2025	1,200,000	1,179,876
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revenue Series D 5.00% due 9/15/2032	1,200,000	1,132,812
Total Municipal Bonds (Cost $7,282,288)		6,988,584
Sovereign Debt Securities — 0.6%
Pemex Project Funding Master Trust
6.625% due 6/15/2035	275,000	251,842
7.875% due 2/1/2009	1,200,000	1,211,323
Quebec Province 4.60% due 5/26/2015	900,000	909,405
United Mexican States 4.625% due 10/8/2008	450,000	450,000
Total Sovereign Debt Securities (Cost $2,815,646)		2,822,570
Taxable Municipal Securities — 0.1%
Oregon — 0.1%
Oregon School Board Association 4.759% due 6/30/2028	450,000	413,987
		413,987
Total Taxable Municipal Securities (Cost $450,000)		413,987
U.S. Government Securities — 18.0%
U.S. Government Agency Securities — 4.2%
FHLB 5.125% due 7/17/2018	7,300,000	7,174,017
FHLMC 5.00% due 7/2/2018	4,255,000	4,153,582
FNMA
4.375% due 7/17/2013	2,900,000	2,942,665
4.625% due 10/15/2013	5,350,000	5,507,509
		19,777,773
U.S. Treasury Bonds — 2.7%
U.S. Treasury Bonds
4.375% due 2/15/2038	8,474,000	8,581,908
8.875% due 8/15/2017	3,030,000	4,148,021
		12,729,929
U.S. Treasury Notes — 11.1%
U.S. Treasury Notes
3.125% due 9/30/2013	21,240,000	21,386,025
4.00% due 8/15/2018	21,964,000	22,276,306
4.125% due 8/31/2012	3,120,000	3,288,430
4.25% due 9/30/2012	4,846,000	5,133,732
		52,084,493
Total U.S. Government Securities (Cost $83,972,234)		84,592,195
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)	111	4,015
RS Emerging Growth Fund, Class Y(6)	164	4,883
RS Emerging Markets Fund, Class A(6)	134	2,331
RS Equity Dividend Fund, Class Y(6)	91	689
RS Global Natural Resources Fund, Class Y(6)	89	2,552
RS Growth Fund, Class Y(6)	113	1,197
RS Investment Quality Bond Fund, Class A(6)	79	736
RS Partners Fund, Class Y(6)	111	2,976
RS S&P 500 Index Fund, Class A(6)	86	694
RS Smaller Company Growth Fund, Class Y(6)	83	1,215
RS Technology Fund, Class Y(6)	99	1,179
RS Value Fund, Class Y(6)	206	4,294
Total Other Investments (Cost $30,615)		26,761

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Investment Quality Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Repurchase Agreements — 6.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $32,557,045, due 10/1/2008, collateralized by U.S.Treasury Bond, 8.75%, due 8/15/2020, with a value of $17,045,219, U.S.Treasury Bond, 7.875%, due 2/15/2021, with a value of $3,850,200, U.S.Treasury Bond, 8.00%, due 11/15/2021, with a value of $6,319,000, U.S.Treasury Bond, 7.125%, due 2/15/2023, with a value of $5,965,313, U.S.Treasury Bond, 6.25%, due 8/15/2023, with a value of $30,781	$32,557,000	$32,557,000
Total Repurchase Agreements (Cost $32,557,000)		32,557,000
Total Investments — 98.0% (Cost $481,859,379)		460,546,480
Other Assets, Net — 2.0%		9,421,086
Total Net Assets — 100.0%		$469,967,566

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2008.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $21,680,556, representing 4.6% of net assets of which $20,941,200 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.

(4)	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	1,000,000	996,693	100
Lehman Brothers Holdings, Inc.	6.50%	7/19/2017	895,000	887,942	1,119

(5)	Security deemed illiquid by the investment adviser.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$118,535,361
Level 2 – Significant Other Observable Inputs	342,011,119
Level 3 – Significant Unobservable Inputs	—
Total	$460,546,480

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Low Duration Bond VIP Series

September 30, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 16.5%
American Express Credit Account Master Trust 2004-3 A 4.35% due 12/15/2011	$260,000	$259,713
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	216,374	179,692
Capital Auto Receivables Asset Trust 2006-SN1A A3 5.31% due 10/20/2009(2)	90,833	90,854
Capital One Multi-Asset Execution Trust 2006-A2 A 4.85% due 11/15/2013	150,000	146,213
Capital One Prime Auto Receivables Trust 2006-2 A4 4.94% due 7/15/2012	400,000	393,847
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	154,600	154,225
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	321,648	298,139
Chase Issuance Trust 2007-A15 A 4.96% due 9/17/2012	420,000	417,057
Citibank Credit Card Master Trust I 1999-2 A 5.875% due 3/10/2011	394,000	396,295
Citibank Omni Master Trust 2008-A10A A10 4.05% due 3/20/2013(2)	300,000	298,185
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	256,184	230,293
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	44,821	43,086
Detroit Edison Securitization Funding LLC 2001-1 A4 6.19% due 3/1/2013	145,289	148,605
Ford Credit Auto Owner Trust 2005-B A4 4.38% due 1/15/2010	116,437	116,299
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	265,000	260,996
Nissan Auto Receivables Owner Trust 2008-B A3 4.46% due 4/16/2012	290,000	280,268
Peco Energy Transition Trust 2000-A A4 7.65% due 3/1/2010	265,000	271,678
PSE&G Transition Funding LLC 2001-1 A5 6.45% due 3/15/2013	365,000	376,356
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5 4.66% due 2/25/2032	225,864	222,695
2002-RS4 AI5 6.163% due 8/25/2032(1)	24,684	15,925
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023	258,708	256,222
World Omni Auto Receivables Trust 2005-A A4 3.82% due 11/12/2011	246,111	245,905
Total Asset Backed Securities (Cost $5,207,206)		5,102,548
Collateralized Mortgage Obligations — 7.8%
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.144% due 7/25/2034(1)	260,000	256,020
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	171,502	158,960
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	84,904	84,915
FHLMC
2598 QC 4.50% due 6/15/2027	162,295	162,364
1534 Z 5.00% due 6/15/2023	138,470	138,992
20 H 5.50% due 10/25/2023	65,863	66,830
2470 VB 6.00% due 8/15/2018	64,410	64,614
1650 J 6.50% due 6/15/2023	45,310	45,552
FNMA
2003-24 PU 3.50% due 11/25/2015	112,435	111,170
2003-63 GU 4.00% due 7/25/2033	54,829	54,532
2005-39 CL 5.00% due 12/25/2021	223,932	225,659
2003-13 ME 5.00% due 2/25/2026	29,408	29,387
2006-45 AC 5.50% due 6/25/2036	106,751	107,477
2002-52 PB 6.00% due 2/25/2032	350,413	356,089
GNMA 2002-93 NV 4.75% due 2/20/2032	9,349	9,318
GSR Mortgage Loan Trust 2006-2F 7A1 5.50% due 1/25/2021	282,723	262,314
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	138,423	123,456
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	104,173	99,160
Wells Fargo Mortgage-Backed Securities Trust 2005-14 2A1 5.50% due 12/25/2035	44,225	39,678
Total Collateralized Mortgage Obligations (Cost $2,443,255)		2,396,487

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Low Duration Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Commercial Mortgage Backed Securities — 9.5%
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	$42,152	$42,028
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	202,079	202,042
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	185,000	183,279
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	196,664	192,731
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	365,000	383,826
GMAC Commercial Mortgage Securities, Inc. 1999-C2 A2 6.945% due 9/15/2033	186,811	186,789
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	274,000	268,556
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	270,000	266,801
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1 3.053% due 1/15/2038	172,658	169,175
2001-C1 A3 5.857% due 10/12/2035	250,000	246,257
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	207,585	209,836
LB UBS Commercial Mortgage Trust 2003-C1 A2 3.323% due 3/15/2027	8,522	8,470
Morgan Stanley Capital I, Inc. 1999-RM1 E 7.061% due 12/15/2031(1)	560,000	559,083
Total Commercial Mortgage Backed Securities (Cost $2,968,148)		2,918,873
Corporate Bonds — 18.7%
Automotive — 0.6%
General Motors Nova Scotia Finance Co. 6.85% due 10/15/2008	200,000	198,000
		198,000
Beverages — 0.8%
Anheuser-Busch Cos., Inc. 5.625% due 10/1/2010	250,000	250,533
		250,533
Diversified Financial Services — 1.5%
Citigroup, Inc. 4.25% due 7/29/2009	225,000	216,448
The Goldman Sachs Group, Inc. Sr. Nt. 4.50% due 6/15/2010	250,000	232,070
		448,518
Electric — 1.5%
Alabama Power Co. 5.375% due 10/1/2008	250,000	250,000
Pacific Gas & Electric Co. 3.60% due 3/1/2009	200,000	198,390
		448,390
Energy — 0.3%
RAS Laffan Liquefied Natural Gas Co. Ltd. 3.437% due 9/15/2009(2)	77,220	77,363
		77,363
Environmental — 0.6%
Allied Waste North America, Inc. Sr. Sec. Nt. 6.50% due 11/15/2010	200,000	195,500
		195,500
Finance Companies — 3.6%
Capital One Bank 4.25% due 12/1/2008	200,000	198,295
General Electric Capital Corp. 3.50% due 2/2/2009	250,000	247,963
Popular NA, Inc. 3.875% due 10/1/2008	250,000	250,000
SLM Corp. 4.00% due 1/15/2009	200,000	164,000
Textron Financial Corp. 5.125% due 11/1/2010	250,000	251,780
		1,112,038
Financial - Banks — 0.8%
PNC Funding Corp. 4.50% due 3/10/2010	250,000	247,496
		247,496
Food & Beverage — 0.8%
Pepsi Bottling Holdings, Inc. 5.625% due 2/17/2009(2)	250,000	251,154
		251,154
Health Care-Services — 0.8%
UnitedHealth Group, Inc. Sr. Nt. 5.125% due 11/15/2010	250,000	251,741
		251,741
Insurance — 1.8%
Genworth Financial, Inc. Sr. Nt. Class A 4.75% due 6/15/2009(3)	250,000	207,250
Metropolitan Life Global Funding I Sr. Sec. Nt. 4.50% due 5/5/2010(2)	80,000	80,100
Unum Group 5.859% due 5/15/2009	250,000	252,618
		539,968
Media - Cable — 1.6%
Comcast Corp. 5.45% due 11/15/2010	250,000	250,904
Cox Communications, Inc. 4.625% due 1/15/2010	250,000	246,326
		497,230
Natural Gas - Distributors — 0.8%
ONEOK, Inc. 7.125% due 4/15/2011	240,000	243,300
		243,300

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Low Duration Bond VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Oil & Gas — 0.8%
XTO Energy, Inc. 5.00% due 8/1/2010	$250,000	$251,271
		251,271
Retailers — 0.8%
CVS Caremark Corp. 4.00% due 9/15/2009	250,000	245,162
		245,162
Telecommunications — 0.8%
AT&T, Inc. Sr. Nt. 4.125% due 9/15/2009	250,000	248,026
		248,026
Wireline Communications — 0.8%
Telecom Italia Capital 4.00% due 11/15/2008	250,000	249,237
		249,237
Total Corporate Bonds (Cost $5,890,813)		5,754,927
Mortgage Pass-Through Securities — 1.5%
FHLMC 7.00% due 9/1/2038	270,000	282,761
FNMA 6.198% due 8/1/2046(1)	188,594	193,648
Total Mortgage Pass-Through Securities (Cost $471,610)		476,409
Sovereign Debt Securities — 0.8%
United Mexican States 4.625% due 10/8/2008	250,000	250,000
Total Sovereign Debt Securities (Cost $249,969)		250,000
U.S. Government Securities — 42.7%
U.S. Government Agency Securities — 16.3%
FHLMC 5.125% due 8/23/2010	1,090,000	1,129,768
FNMA
4.625% due 12/15/2009	690,000	701,849
5.00% due 10/15/2011 -2/16/2012	1,325,000	1,383,291
5.125% due 4/15/2011	1,080,000	1,128,626
7.25% due 1/15/2010	635,000	667,492
		5,011,026
U.S. Treasury Notes — 26.4%
U.S. Treasury Notes
2.00% due 2/28/2010	1,520,000	1,521,187
2.125% due 4/30/2010	1,763,000	1,771,403
2.375% due 8/31/2010	485,000	488,713
2.625% due 5/31/2010	545,000	551,089
2.875% due 6/30/2010	122,000	124,011
3.125% due 9/30/2013	1,615,000	1,626,103
3.25% due 12/31/2009	680,000	691,262
3.375% due 6/30/2013	334,000	340,706
4.875% due 5/31/2011	970,000	1,039,719
		8,154,193
Total U.S. Government Securities (Cost $13,021,472)		13,165,219

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	7	251
RS Emerging Growth Fund, Class Y(4)	10	304
RS Emerging Markets Fund, Class A(4)	8	145
RS Equity Dividend Fund, Class Y(4)	6	42
RS Global Natural Resources Fund, Class Y(4)	6	156
RS Growth Fund, Class Y(4)	7	76
RS Investment Quality Bond Fund, Class A(4)	5	45
RS Partners Fund, Class Y(4)	7	182
RS S&P 500 Index Fund, Class A(4)	5	43
RS Smaller Company Growth Fund, Class Y(4)	5	75
RS Technology Fund, Class Y(4)	6	74
RS Value Fund, Class Y(4)	13	268
Total Other Investments (Cost $1,901)		1,661
Total Investments — 97.5% (Cost $30,254,374)		30,066,124
Other Assets, Net — 2.5%		775,016
Total Net Assets — 100.0%		$30,841,140

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2008.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $1,364,761, representing 4.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Security deemed illiquid by the investment adviser.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$13,416,880
Level 2 – Significant Other Observable Inputs	16,649,244
Level 3 – Significant Unobservable Inputs	—
Total	$30,066,124

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — 95.7%
Advertising — 1.2%
Lamar Media Corp.
Sr. Nt. 6.625% due 8/15/2015	Ba3/BB-	$370,000	$306,175
RH Donnelley, Inc. 11.75% due 5/15/2015(1)	B1/B+	564,000	344,040
			650,215
Aerospace & Defense — 2.6%
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B-	370,000	350,112
DRS Technologies, Inc. Sr. Sub. Nt. 7.625% due 2/1/2018	B3/B	442,000	461,890
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	Ba3/BB+	130,000	117,650
6.375% due 10/15/2015	Ba3/BB+	150,000	138,000
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018(1)	Ba3/BB-	325,000	312,000
			1,379,652
Auto Parts & Equipment — 0.7%
Lear Corp. Ser. B 8.75% due 12/1/2016	B3/B	340,000	236,300
Tenneco, Inc. 8.125% due 11/15/2015	B2/BB-	130,000	111,150
			347,450
Automotive — 4.8%
American Axle & Manufacturing, Inc. Sr. Nt. 7.875% due 3/1/2017	B1/B+	100,000	53,000
Ford Motor Credit Co.
Sr. Nt.
7.241% due 4/15/2012(2)	B1/B-	350,000	323,578
7.25% due 10/25/2011	B1/B-	1,190,000	756,713
8.00% due 12/15/2016	B1/B-	300,000	189,683
9.75% due 9/15/2010	B1/B-	457,000	327,707
9.875% due 8/10/2011	B1/B-	430,000	296,652
General Motors Nova Scotia Finance Co. 6.85% due 10/15/2008	Caa2/B-	420,000	415,800
Goodyear Tire & Rubber Co.
6.678% due 12/1/2009(2)	Ba3/BB-	110,000	107,800
Sr. Nt.
8.625% due 12/1/2011	Ba3/BB-	72,000	71,280
			2,542,213
Building Materials — 1.5%
Norcraft Cos. L.P. Sr. Sub. Nt. 9.00% due 11/1/2011	B1/B+	375,000	360,000
Texas Industries, Inc. Sr. Nt. 7.25% due 7/15/2013(1)	Ba3/BB-	520,000	452,400
			812,400
Chemicals — 1.2%
Koppers, Inc. Sr. Nt. 9.875% due 10/15/2013	Ba3/B+	298,000	306,940
Nalco Co. Sr. Sub. Nt. 8.875% due 11/15/2013	B3/B	315,000	314,213
			621,153
Computers — 0.7%
Seagate Technology HDD Holdings 6.80% due 10/1/2016	Ba1/BB+	420,000	367,500
			367,500
Construction Machinery — 0.9%
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	Caa1/B-	120,000	116,400
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	B2/B	448,000	341,600
			458,000
Consumer Products — 0.9%
Elizabeth Arden, Inc. Sr. Sub. Nt. 7.75% due 1/15/2014	B1/B+	555,000	505,050
			505,050
Diversified Financial Services — 2.0%
GMAC LLC Sr. Nt. 6.875% due 9/15/2011	B3/B-	260,000	116,009
Rainbow National Services LLC 8.75% due 9/1/2012(1)	B1/BB	700,000	700,000
Stallion Oilfield Services Sr. Nt. 9.75% due 2/1/2015(1)	Caa1/B	420,000	273,000
			1,089,009
Diversified Manufacturing — 0.1%
ESCO Corp. Sr. Nt. 8.625% due 12/15/2013(1)	B2/B	65,000	63,700
			63,700
Electric — 8.6%
AES Corp.
Sr. Nt.
8.00% due 10/15/2017	B1/BB-	260,000	234,650
8.00% due 6/1/2020(1)	B1/BB-	520,000	455,000
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017	Ba1/BB	350,000	305,826
Dynegy Holdings, Inc. Sr. Nt. 7.75% due 6/1/2019	B2/B	600,000	480,000
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017	B1/BB-	270,000	243,000
Mirant Americas Generation, LLC Sr. Nt. 8.30% due 5/1/2011	B3/B-	130,000	125,125
Mirant North America LLC 7.375% due 12/31/2013	B1/B-	260,000	244,400

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
NRG Energy, Inc. Sr. Nt. 7.375% due 1/15/2017	B1/B	$475,000	$432,250
Reliant Energy, Inc. Sr. Nt.
7.625% due 6/15/2014	B1/BB-	270,000	202,500
7.875% due 6/15/2017	B1/BB-	395,000	292,300
Sierra Pacific Resources Sr. Nt. 8.625% due 3/15/2014	Ba3/BB	390,000	399,430
Texas Competitive Electric Holdings Co. LLC
10.25% due 11/1/2015(1)	B3/CCC	1,300,000	1,173,250
			4,587,731
Electrical Components & Equipment — 0.2%
Belden, Inc. Sr. Sub. Nt. 7.00% due 3/15/2017	Ba1/BB-	135,000	120,150
			120,150
Electronics — 0.7%
Jabil Circuit, Inc. Sr. Nt. 8.25% due 3/15/2018	Ba1/BB+	420,000	392,700
			392,700
Energy — 7.3%
Allis-Chalmers Energy, Inc. Sr Nt. 9.00% due 1/15/2014	B2/B+	210,000	189,000
Chaparral Energy, Inc. Sr. Nt. 8.50% due 12/1/2015	Caa1/B-	635,000	501,650
Compagnie Generale de Geophysique-Veritas Sr. Nt. 7.75% due 5/15/2017	Ba3/BB	65,000	61,750
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	B2/BB-	520,000	494,000
El Paso Corp. Sr. Nt. 7.00% due 6/15/2017	Ba3/BB-	390,000	348,412
Encore Acquisition Co. Sr. Sub. Nt. 7.25% due 12/1/2017	B1/B	450,000	369,000
Hilcorp Energy I L.P. Sr. Nt.
7.75% due 11/1/2015(1)	B3/BB-	125,000	107,500
9.00% due 6/1/2016(1)	B3/BB-	170,000	154,700
OPTI Canada, Inc. Sr. Sec. Nt.
7.875% due 12/15/2014	B1/BB+	150,000	132,750
8.25% due 12/15/2014	B1/BB+	470,000	420,650
Peabody Energy Corp. 6.875% due 3/15/2013	Ba1/BB+	360,000	347,400
Southwestern Energy Co. Sr. Nt. 7.50% due 2/1/2018(1)	Ba2/BB+	520,000	504,400
Whiting Petroleum Corp. Sr. Sub. Nt. 7.00% due 2/1/2014	B1/BB-	300,000	255,000
			3,886,212
Energy - Refining — 0.4%
Petroplus Finance Ltd. Sr. Nt.
6.75% due 5/1/2014(1)	B1/BB-	75,000	63,375
7.00% due 5/1/2017(1)	B1/BB-	210,000	174,300
			237,675
Entertainment — 0.4%
Scientific Games Corp. 7.875% due 6/15/2016(1)	Ba3/BB-	210,000	200,025
			200,025
Environmental — 0.5%
Allied Waste NA, Inc. Sr. Nt. 7.875% due 4/15/2013	B1/BB	250,000	248,125
			248,125
Food & Beverage — 3.5%
Aramark Corp. Sr. Nt.
6.301% due 2/1/2015(2)	B3/B	108,000	94,500
8.50% due 2/1/2015	B3/B	658,000	618,520
ASG Consolidated LLC Sr. Disc. Nt. 11.50% due 11/1/2011(3)	B3/B+	420,000	373,800
Constellation Brands, Inc. 7.25% due 5/15/2017	Ba3/BB-	270,000	248,400
Michael Foods, Inc. Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B-	580,000	562,600
			1,897,820
Gaming — 2.6%
Boyd Gaming Corp. Sr. Sub. Nt.
6.75% due 4/15/2014	B1/BB	170,000	121,975
7.125% due 2/1/2016	B1/BB	340,000	235,450
Buffalo Thunder Development Authority Sr. Sec. Nt. 9.375% due 12/15/2014(1)(4)	B2/B	110,000	46,200
MGM Mirage, Inc. Sr. Nt. 7.50% due 6/1/2016	Ba2/BB	705,000	514,650
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(1)	B2/B+	158,000	159,975
Snoqualmie Entertainment Authority Nt. 9.125% due 2/1/2015(1)	B3/B	420,000	303,450
			1,381,700
Health Care — 8.7%
Alliance Imaging, Inc. Sr. Sub. Nt.
7.25% due 12/15/2012	B3/B-	800,000	728,000
Community Health Systems, Inc. 8.875% due 7/15/2015	B3/B	690,000	655,500
DaVita, Inc. 7.25% due 3/15/2015	B2/B	430,000	408,500
Fresenius Medical Care Capital Tr. 7.875% due 6/15/2011	Ba3/BB	310,000	313,100

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
HCA, Inc. Sr. Nt.
6.75% due 7/15/2013	Caa1/B-	$430,000	$361,200
Sec. Nt.
9.125% due 11/15/2014	B2/BB-	1,077,000	1,047,382
9.25% due 11/15/2016	B2/BB-	870,000	846,075
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	NR/BB-	395,000	316,000
			4,675,757
Home Construction — 0.8%
Centex Corp. Sr. Nt. 4.55% due 11/1/2010	Ba2/BB	260,000	230,100
The Ryland Group, Inc. 5.375% due 5/15/2012	Ba2/BB-	210,000	171,150
			401,250
Insurance — 0.5%
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(1)	Ba1/BBB-	300,000	289,282
			289,282
Iron - Steel — 1.0%
Steel Dynamics, Inc. 7.375% due 11/1/2012	Ba2/BB+	600,000	549,000
			549,000
Leisure Time — 1.0%
Royal Caribbean Cruises Ltd. Sr. Nt.
6.875% due 12/1/2013	Ba1/BB+	260,000	217,100
7.00% due 6/15/2013	Ba1/BB+	390,000	335,400
			552,500
Lodging — 1.9%
Harrah’s Operating Co., Inc. 10.75% due 2/1/2016(1)	Caa1/B+	600,000	306,000
Host Marriott L.P. Sr. Nt. Ser. O 6.375% due 3/15/2015	Ba1/BB	675,000	548,437
Station Casinos, Inc. Sr. Nt. 7.75% due 8/15/2016	B3/B-	260,000	141,050
			995,487
Media - Cable — 7.1%
Cablevision Systems Corp. Sr. Nt. 8.00% due 4/15/2012(2)	B2/B+	435,000	408,900
Charter Communication Holdings II LLC Sr. Nt. 10.25% due 9/15/2010	Caa2/CCC	420,000	378,000
Charter Communications Operating LLC Sr. Sec. Nt.
8.00% due 4/30/2012(1)	B3/B-	278,000	248,810
10.875% due 9/15/2014(1)	B3/B-	110,000	106,700
Clear Channel Communications, Inc. Sr. Nt. 5.75% due 1/15/2013	Caa1/CCC+	440,000	195,800
CSC Holdings, Inc. Sr. Nt. Ser. B
7.625% due 4/1/2011	B1/BB	315,000	302,400
Sr. Nt.
8.50% due 6/15/2015(1)	B1/BB	325,000	301,844
DirecTV Holdings LLC Sr. Nt.
7.625% due 5/15/2016(1)	Ba3/BB	260,000	235,300
8.375% due 3/15/2013	Ba3/BB	465,000	459,187
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016	B2/B	405,000	354,375
Sinclair Television Group, Inc. 8.00% due 3/15/2012	Ba3/BB-	580,000	559,700
Videotron Ltee. Sr. Nt. 9.125% due 4/15/2018(1)	Ba2/BB-	210,000	212,100
Virgin Media Finance PLC Sr. Nt. 9.125% due 8/15/2016	B2/B-	42,000	35,175
			3,798,291
Media - NonCable — 2.9%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	B1/B+	880,000	792,000
EchoStar DBS Corp. Sr. Nt. 6.375% due 10/1/2011	Ba3/BB-	530,000	487,600
Hughes Network Systems LLC Sr. Nt. 9.50% due 4/15/2014	B1/B	85,000	82,450
Idearc, Inc. Sr. Nt. 8.00% due 11/15/2016	B3/B-	310,000	84,475
Mediacom Broadband LLC Sr. Nt. 8.50% due 10/15/2015	B3/B-	120,000	99,000
			1,545,525
Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt.
8.25% due 4/1/2015	Ba2/BBB-	135,000	132,638
8.375% due 4/1/2017	Ba2/BBB-	395,000	389,075
Terex Corp. Sr. Sub. Nt. 8.00% due 11/15/2017	Ba3/B+	420,000	382,200
			903,913
Natural Gas - Distributors — 1.2%
Amerigas Partners L.P. Sr. Nt. 7.125% due 5/20/2016	Ba3/NR	510,000	456,450
Ferrellgas Partners L.P. Sr. Nt. 6.75% due 5/1/2014(1)	Ba3/B+	260,000	211,900
			668,350
Natural Gas - Pipelines — 1.0%
El Paso Performance-Linked Tr. Sr. Nt. 7.75% due 7/15/2011(1)	Ba3/BB	170,000	172,147
MarkWest Energy Partners L.P. Sr. Nt. Ser. B 8.50% due 7/15/2016	B2/B+	340,000	321,300

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
SemGroup L.P. Sr. Nt. 8.75% due 11/15/2015(1)(5)	WR/NR	$600,000	$60,000
			553,447
Oil & Gas — 4.5%
Atlas Energy Resources LLC Sr. Nt. 10.75% due 2/1/2018(1)	B3/B	210,000	189,000
Chesapeake Energy Corp.
6.875% due 1/15/2016	Ba3/BB	260,000	237,250
7.50% due 9/15/2013	Ba3/BB	390,000	377,325
Sr. Nt.
7.625% due 7/15/2013	Ba3/BB	255,000	243,525
Comstock Resources, Inc. 6.875% due 3/1/2012	B2/B+	130,000	117,650
PetroHawk Energy Corp. Sr. Nt. 7.875% due 6/1/2015(1)	B3/B	210,000	182,700
Plains Exploration & Production Co. 7.625% due 6/1/2018	B1/BB	260,000	230,100
Quicksilver Resources, Inc. 8.25% due 8/1/2015	B1/B	390,000	356,850
Range Resources Corp. 7.25% due 5/1/2018	Ba3/BB	134,000	126,630
SandRidge Energy, Inc. Sr. Nt. 8.00% due 6/1/2018(1)	B3/B-	390,000	335,400
			2,396,430
Oil & Gas Services — 1.0%
Helix Energy Solutions Group, Inc. Sr. Nt. 9.50% due 1/15/2016(1)	B3/BB-	260,000	243,100
Seitel, Inc. 9.75% due 2/15/2014	B3/B-	390,000	317,850
			560,950
Packaging — 1.3%
Crown Americas LLC
7.625% due 11/15/2013	B1/B	135,000	132,975
7.75% due 11/15/2015	B1/B	600,000	585,000
			717,975
Paper & Forest Products — 3.0%
Caraustar Inds., Inc. Nt. 7.375% due 6/1/2009	Caa2/B-	390,000	323,700
Catalyst Paper Corp. Sr. Nt. Ser. D 8.625% due 6/15/2011	B2/B-	100,000	79,000
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B-	764,000	691,420
Rock-Tenn Co. Sr. Nt.
8.20% due 8/15/2011	Ba3/BB	260,000	266,500
9.25% due 3/15/2016(1)	Ba3/BB-	260,000	263,900
			1,624,520
Pipelines — 0.9%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018(1)	B3/B-	520,000	488,800
			488,800
Retailers — 1.0%
Inergy LP/ Inergy Finance Corp. 8.25% due 3/1/2016	B1/B+	400,000	368,000
Rent-A-Center Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B2/B+	160,000	156,400
			524,400
Services — 0.9%
NCO Group, Inc. Sr. Nt.
7.679% due 11/15/2013(2)	B3/B-	125,000	101,875
Sr. Sub. Nt. 11.875% due 11/15/2014	Caa1/B-	130,000	105,950
Travelport LLC Sr. Nt. 7.436% due 9/1/2014(2)	B3/B	370,000	284,900
			492,725
Software — 0.2%
First Data Corp. 9.875% due 9/24/2015(1)	B3/B	130,000	102,050
			102,050
Supermarkets — 1.1%
Delhaize America, Inc. Debt. 9.00% due 4/15/2031	Baa3/BBB-	314,000	329,622
Supervalu, Inc. Sr. Nt. 7.50% due 11/15/2014	B1/B+	260,000	252,200
			581,822
Technology — 3.0%
Amkor Technologies, Inc. Sr. Nt. 7.75% due 5/15/2013	B1/B+	400,000	342,000
Freescale Semiconductor, Inc. Sr. Nt.
6.694% due 12/15/2014(2)	B2/B-	130,000	87,100
8.875% due 12/15/2014	B2/B-	130,000	89,700
Iron Mountain, Inc. Sr. Sub. Nt. 8.625% due 4/1/2013	B2/B+	750,000	738,750
SunGard Data Systems, Inc. 9.125% due 8/15/2013	Caa1/B	390,000	351,000
			1,608,550
Telecommunications — 4.0%
American Tower Corp. Sr. Nt. 7.00% due 10/15/2017(1)	Ba1/BB+	520,000	496,600
Frontier Communications Corp. Sr. Nt. 6.25% due 1/15/2013	Ba2/BB	420,000	393,225
Intelsat Corp. Sr. Nt. 9.25% due 8/15/2014(1)	B3/BB-	260,000	243,100
Intelsat Jackson Holdings Ltd. 11.25% due 6/15/2016	Caa2/CCC+	210,000	204,225
Intelsat Subsidiary Holding Co. Ltd. Sr. Nt. 8.50% due 1/15/2013(1)	B3/BB-	420,000	388,500

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS High Yield Bond VIP Series (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Nortel Networks Ltd. Sr. Nt.
7.041% due 7/15/2011(2)	B3/B-	$305,000	$203,587
10.75% due 7/15/2016	B3/B-	170,000	104,125
10.75% due 7/15/2016(1)	B3/B-	130,000	79,625
			2,112,987
Tobacco — 1.0%
Reynolds American, Inc. Sr. Sec. Nt. 7.25% due 6/1/2013	Baa3/BBB	510,000	524,078
			524,078
Transportation — 1.1%
American Railcar Industries, Inc. Sr. Nt. 7.50% due 3/1/2014	B1/BB-	340,000	300,900
Avis Budget Car Rental LLC Sr. Nt.
5.304% due 5/15/2014(2)	Ba3/B+	85,000	52,275
7.625% due 5/15/2014	Ba3/B+	85,000	53,763
7.75% due 5/15/2016	Ba3/B+	255,000	159,375
			566,313
Wireless Communications — 2.6%
Inmarsat Finance PLC Sr. Nt. 7.625% due 6/30/2012	Ba3/BB	222,000	213,120
iPCS, Inc. Sec. Nt. 6.051% due 5/1/2014(2)(6)	Caa1/CCC+	430,000	335,400
Sprint Capital Corp. 6.90% due 5/1/2019	Baa3/BB	1,070,000	829,250
			1,377,770
Wireline Communications — 1.5%
Nordic Telephone Co. Holdings Sr. Nt. 8.875% due 5/1/2016(1)	B2/B+	170,000	154,700
Qwest Corp. Sr. Nt.
7.625% due 6/15/2015	Ba1/BBB-	375,000	326,250
7.875% due 9/1/2011	Ba1/BBB-	340,000	326,400
			807,350
Total Corporate Bonds (Cost $58,170,368)			51,208,002

		Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)		15	534
RS Emerging Growth Fund, Class Y(7)		21	635
RS Emerging Markets Fund, Class A(7)		17	302
RS Equity Dividend Fund, Class Y(7)		11	84
RS Global Natural Resources Fund, Class Y(7)		11	326
RS Growth Fund, Class Y(7)		16	165
RS Investment Quality Bond Fund, Class A(7)		10	90
RS Partners Fund, Class Y(7)		14	381
RS S&P 500 Index Fund, Class A(7)		11	85
RS Smaller Company Growth Fund, Class Y(7)		10	148
RS Technology Fund, Class Y(7)		14	163
RS Value Fund, Class Y(7)		27	573
Total Other Investments (Cost $4,022)			3,486

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Total Investments — 95.7% (Cost $58,174,390)			51,211,488
Other Assets, Net — 4.3%			2,279,146
Total Net Assets — 100.0%			$53,490,634

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $11,590,873, representing 21.7% of net assets of which $11,544,673 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable Rate Security. The rate shown is the rate in effect at September 30, 2008.

(3)	Step-up bond.

(4)	Security deemed illiquid by the investment adviser.

(5)	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
SemGroup L.P. Sr. Nt.	8.75%	11/15/2015	600,000	598,700	60,000

(6)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$3,486
Level 2 – Significant Other Observable Inputs	51,208,002
Level 3 – Significant Unobservable Inputs	—
Total	$51,211,488

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Money Market VIP Series

September 30, 2008 (unaudited)	Principal Amount	Value
Corporate Bonds — 3.4%
Diversified Financial Services — 1.8%
Goldman Sachs Group, Inc. 2.844% due 11/14/2008(1)	$3,000,000	$2,997,703
JPMorgan Chase & Co. 6.00% due 1/15/2009	2,000,000	2,015,380
		5,013,083
Financial - Banks — 0.5%
Bank One Corp. 6.00% due 2/17/2009	1,170,000	1,183,792
		1,183,792
Retailers — 1.1%
Wal-Mart Stores, Inc. 6.875% due 8/10/2009	3,000,000	3,100,901
		3,100,901
Total Corporate Bonds (Cost $9,297,776)		9,297,776
U.S. Government Securities — 7.2%
U.S. Government Agency Securities — 7.2%
FHLB
2.25% due 2/13/2009	5,000,000	4,999,829
2.45% due 5/7/2009	5,000,000	5,000,000
FHLMC 2.34% due 10/16/2008	5,000,000	4,995,125
FNMA 3.375% due 12/15/2008	5,000,000	5,009,314
		20,004,268
Total U.S. Government Securities (Cost $20,004,268)		20,004,268
Commercial Paper — 87.6%
Automotive — 1.8%
BMW U.S. Capital LLC 2.03% due 10/8/2008(2)	5,000,000	4,998,026
		4,998,026
Chemicals — 4.7%
BASF SE 2.33% due 12/8/2008(2)	5,000,000	4,977,995
E.I. du Pont de Nemours and Co. 2.07% due 10/22/2008(2)	4,000,000	3,995,170
Praxair, Inc. 2.10% due 10/6/2008	4,000,000	3,998,833
		12,971,998
Computers — 5.4%
Hewlett-Packard Co.
2.16% due 10/2/2008(2)	5,000,000	4,999,700
2.30% due 12/23/2008(2)	5,000,000	4,973,486
IBM Capital, Inc. 2.05% due 10/24/2008(2)	5,000,000	4,993,452
		14,966,638
Diversified Financial Services — 1.8%
J.P. Morgan Chase & Co. 2.75% due 12/9/2008	5,000,000	4,973,646
		4,973,646
Diversified Manufacturing — 6.7%
3M Co. 2.00% due 10/27/2008(2)	6,447,000	6,437,687
Danaher Corp. 2.25% due 10/1/2008(2)	2,000,000	2,000,000
Genetech Technology Berhad 2.40% due 10/10/2008(2)	5,000,000	4,997,000
Parker-Hannifin Corp. 2.30% due 10/24/2008(2)	5,000,000	4,992,653
		18,427,340
Education Revenue — 6.3%
Brown University 2.37% due 10/17/2008	1,500,000	1,498,420
Columbia University 2.60% due 10/3/2008	1,000,000	999,856
Harvard Schools 2.04% due 12/1/2008	5,000,000	4,982,717
Yale University 2.62% due 10/9/2008	10,000,000	9,994,177
		17,475,170
Electric — 3.6%
American Transmission Co., LLC 3.30% due 10/1/2008(2)	5,000,000	5,000,000
FPL Group Capital, Inc. 2.80% due 10/20/2008(2)	5,000,000	4,992,611
		9,992,611
Energy — 1.8%
ConocoPhillips 1.50% due 10/1/2008(2)	5,000,000	5,000,000
		5,000,000
Entertainment — 1.8%
The Walt Disney Co. 2.03% due 10/7/2008	5,000,000	4,998,308
		4,998,308
Finance Companies — 1.8%
Private Export Funding Corp. 2.25% due 10/27/2008(2)	5,000,000	4,991,875
		4,991,875
Financial - Banks — 13.4%
Bank of America Corp. 2.855% due 12/18/2008	5,000,000	4,969,071
BNP Paribas Finance, Inc. 2.62% due 11/10/2008	5,000,000	4,985,444
Deutsche Bank Financial LLC 1.50% due 10/1/2008	5,000,000	5,000,000
Lloyds Bank PLC 2.54% due 11/3/2008	7,200,000	7,183,236
PNC Funding Corp. 2.61% due 10/31/2008	5,000,000	4,989,125
Rabobank USA Finance Corp. 2.37% due 10/3/2008	5,000,000	4,999,342
Wells Fargo & Co. 3.08% due 12/8/2008	5,000,000	4,970,911
		37,097,129
Food & Beverage — 5.4%
Campbell Soup Co. 2.10% due 10/2/2008(2)	5,000,000	4,999,709
Nestle Capital Corp. 2.12% due 10/14/2008(2)	5,000,000	4,996,172

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Money Market VIP Series (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
The Coca-Cola Co. 2.16% due 10/17/2008(2)	$5,000,000	$4,995,200
		14,991,081
Food & Staples Retaling — 2.5%
Walgreen Co. 1.00% due 10/1/2008(2)	6,900,000	6,900,000
		6,900,000
Household Products - Wares — 1.8%
Proctor & Gamble Co. 2.22% due 10/27/2008(2)	5,000,000	4,991,983
		4,991,983
Machinery — 3.6%
Caterpillar Financial Services Corp. 2.80% due 10/9/2008	5,000,000	4,996,889
John Deere Bank S.A. 2.10% due 10/15/2008(2)	5,000,000	4,995,917
		9,992,806
Office - Business Equipment — 1.8%
Pitney Bowes, Inc. 2.25% due 10/1/2008(2)	5,000,000	5,000,000
		5,000,000
Oil & Gas Services — 1.8%
Baker Hughes, Inc. 2.00% due 10/29/2008(2)	5,000,000	4,992,222
		4,992,222
Personal Products — 1.8%
L’Oreal U.S.A., Inc. 2.24% due 10/2/2008(2)	5,000,000	4,999,689
		4,999,689
Pharmaceuticals — 10.1%
Astrazeneca PLC 2.40% due 10/15/2008(2)	5,000,000	4,995,333
Johnson & Johnson 2.02% due 12/2/2008(2)	5,000,000	4,982,606
Merck & Co., Inc. 2.12% due 10/17/2008	3,100,000	3,097,079
Novartis Finance Corp. 2.10% due 10/7/2008(2)	5,000,000	4,998,250
Pfizer, Inc. 2.10% due 12/2/2008(2)	5,000,000	4,981,917
Sanofi-Aventis 2.32% due 10/3/2008(2)	5,000,000	4,999,355
		28,054,540
Retailers — 0.7%
Wal-Mart Stores, Inc. 2.10% due 11/10/2008(2)	2,000,000	1,995,333
		1,995,333
Software — 1.8%
Microsoft Corp. 1.50% due 10/7/2008(2)	5,000,000	4,998,750
		4,998,750
Telecommunications — 1.8%
AT&T, Inc. 2.19% due 11/24/2008(2)	5,000,000	4,983,575
		4,983,575
Utilities - Electric & Water — 3.6%
National Rural Utilities Cooperative Finance Corp. 2.23% due 10/8/2008	5,000,000	4,997,832
Southern Co. 2.20% due 10/20/2008(2)	5,000,000	4,994,194
		9,992,026
Wireless Communications — 1.8%
Nokia Corp. 2.38% due 10/9/2008(2)	5,000,000	4,997,356
		4,997,356
Total Commercial Paper (Cost $242,782,102)		242,782,102
Taxable Municipal Securities — 1.8%
California — 1.8%
Access to Loans for Learning Student Loan Corp. Rev. Series A1 8.25% due 7/1/2012(1)	5,000,000	5,000,000
		5,000,000
Total Taxable Municipal Securities (Cost $5,000,000)		5,000,000

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	62	2,262
RS Emerging Growth Fund, Class Y(3)	93	2,764
RS Emerging Markets Fund, Class A(3)	76	1,318
RS Equity Dividend Fund, Class Y(3)	52	395
RS Global Natural Resources Fund, Class Y(3)	50	1,430
RS Growth Fund, Class Y(3)	63	669
RS Investment Quality Bond Fund, Class A(3)	45	421
RS Partners Fund, Class Y(3)	62	1,670
RS S&P 500 Index Fund, Class A(3)	49	398
RS Smaller Company Growth Fund, Class Y(3)	48	697
RS Technology Fund, Class Y(3)	56	658
RS Value Fund, Class Y(3)	116	2,415
Total Other Investments (Cost $17,255)		15,097
Total Investments — 100.0% (Cost $277,101,401)		277,099,243
Other Assets, Net — 0.0%		68,254
Total Net Assets — 100.0%		$277,167,497

(1)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2008.

(2)	Security issued in an exempt transaction under Section 4(2) of the Securities Act of 1933. At September 30, 2008, the aggregate market value of these securities amounted to $161,147,216, representing 58.1% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Money Market VIP Series (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$15,097
Level 2 – Significant Other Observable Inputs	277,084,146
Level 3 – Significant Unobservable Inputs	—
Total	$277,099,243

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS International Growth VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 95.2%
Australia — 4.5%
Beverages — 0.5%
Fosters Group Ltd.	255,500	$1,141,520
Commercial Banks — 0.6%
Australia & NZ Banking Group Ltd.	87,754	1,355,731
Commercial Services & Supplies — 0.3%
Brambles Ltd.	116,500	726,921
Construction Materials — 0.2%
James Hardie Industries N.V.	78,000	317,827
Food & Staples Retailing — 0.6%
Woolworths Ltd.	62,211	1,370,383
Insurance — 0.2%
AMP Ltd.	95,000	540,187
Metals & Mining — 1.6%
BHP Billiton Ltd.	120,221	3,110,191
Rio Tinto Ltd.	9,875	665,398
		3,775,589
Oil, Gas & Consumable Fuels — 0.5%
Woodside Petroleum Ltd.	27,900	1,125,790
		10,353,948
Belgium — 1.6%
Diversified Financial Services — 1.6%
Groupe Bruxelles Lambert S.A.	42,317	3,652,308
		3,652,308
Denmark — 2.6%
Chemicals — 1.5%
Novozymes A/S, Class B	39,900	3,555,642
Commercial Banks — 0.3%
Jyske Bank A/S(1)	12,071	607,782
Marine — 0.8%
A.P. Moller-Maersk A/S, Class B	206	1,791,944
		5,955,368
Finland — 2.7%
Construction & Engineering — 2.7%
Kone Oyj, Class B	230,800	6,281,287
		6,281,287
France — 9.3%
Communications Equipment — 1.2%
Neopost S.A.	28,813	2,716,938
Diversified Financial Services — 0.1%
Eurazeo	1,636	138,301
Electrical Equipment — 0.9%
Alstom S.A.	26,688	2,025,869
Health Care Equipment & Supplies — 2.7%
Essilor International S.A.	123,820	6,184,231
Machinery — 1.2%
Vallourec S.A.	13,308	2,871,571
Multi-Utilities — 1.1%
Electricite de France	36,800	2,661,132
Personal Products — 2.1%
L’Oreal S.A.	49,406	4,847,893
		21,445,935
Germany — 3.3%
Air Freight & Logistics — 0.8%
Deutsche Post AG	92,252	1,924,793
Health Care Providers & Services — 2.5%
Celesio AG	130,693	5,703,768
		7,628,561
Hong Kong — 2.5%
Commercial Banks — 0.6%
BOC Hong Kong Holdings Ltd.	730,000	1,305,071
Distributors — 0.2%
Li & Fung Ltd.	177,000	433,127
Diversified Financial Services — 0.6%
Hong Kong Exchanges & Clearing Ltd.	118,000	1,453,337
Real Estate Management & Development — 1.1%
Cheung Kong Holdings Ltd.	137,000	1,552,008
Hang Lung Properties Ltd.	405,000	953,384
		2,505,392
		5,696,927
India — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Reliance Industries Ltd., GDR(2)(3)	15,300	1,267,437
		1,267,437
Italy — 0.9%
Commercial Banks — 0.9%
UniCredito Italiano SpA	564,812	2,112,027
		2,112,027
Japan — 16.8%
Automobiles — 0.9%
Nissan Motor Co. Ltd.	310,200	2,097,505
Beverages — 1.2%
Asahi Breweries Ltd.	157,300	2,756,923
Electrical Equipment — 0.7%
Mitsubishi Electric Corp.	230,000	1,551,825
Electronic Equipment & Instruments — 1.7%
Hirose Electric Co. Ltd.	20,100	1,915,706
Kyocera Corp.	26,000	1,973,548
		3,889,254
Food & Staples Retailing — 0.9%
AEON Co. Ltd.	198,800	2,031,105
Household Products — 0.3%
Kao Corp.	26,000	697,255
Insurance — 2.3%
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	75,500	2,571,333
Tokio Marine Holdings, Inc.	72,500	2,661,749
		5,233,082
Internet Software & Services — 0.6%
Rakuten, Inc.	2,578	1,454,714
Machinery — 1.2%
Komatsu Ltd.	90,600	1,483,258
SMC Corp.	13,500	1,406,533
		2,889,791
Marine — 0.4%
Mitsui O.S.K. Lines Ltd.	119,000	1,033,914
Office Electronics — 1.8%
Canon, Inc.	109,800	4,162,613
Oil, Gas & Consumable Fuels — 0.7%
INPEX Corp.	123	1,045,306
Japan Petroleum Exploration Co. Ltd.	12,100	621,128
		1,666,434
Real Estate Management & Development — 0.4%
Sumitomo Realty & Development Co. Ltd.	40,000	871,149
Specialty Retail — 0.7%
Yamada Denki Co. Ltd.	22,090	1,674,397
Tobacco — 1.0%
Japan Tobacco, Inc.	601	2,265,218
Trading Companies & Distributors — 2.0%
Hitachi High-Technologies Corp.	53,600	1,062,888
Mitsui & Co. Ltd.	282,000	3,500,838
		4,563,726
		38,838,905

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS International Growth VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Netherlands — 2.1%
Beverages — 1.4%
Heineken Holding N.V.	80,292	$3,152,165
Metals & Mining — 0.7%
ArcelorMittal	34,750	1,758,895
		4,911,060
Norway — 4.2%
Energy Equipment & Services — 1.5%
Aker Solutions ASA	208,764	3,380,584
Food Products — 0.7%
Marine Harvest(1)	3,161,723	1,577,765
Oil, Gas & Consumable Fuels — 2.0%
Seadrill Ltd.	227,799	4,719,572
		9,677,921
People’s Republic of China — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
China Shenhua Energy Co. Ltd., H shares	396,500	972,583
		972,583
Russia — 1.8%
Metals & Mining — 0.4%
MMC Norilsk Nickel, ADR(4)	60,400	825,668
Oil, Gas & Consumable Fuels — 0.9%
OAO Gazprom, ADR(4)	68,400	2,185,818
Wireless Telecommunication Services — 0.5%
Mobile TeleSystems, ADR(4)	21,800	1,221,018
		4,232,504
Singapore — 0.9%
Commercial Banks — 0.4%
DBS Group Holdings Ltd.	76,000	905,710
Industrial Conglomerates — 0.5%
Keppel Corp. Ltd.	210,000	1,160,419
		2,066,129
Sweden — 7.5%
Commercial Banks — 1.5%
Svenska Handelsbanken AB, Class A	160,167	3,587,134
Diversified Financial Services — 2.0%
Investor AB, Class B	243,258	4,555,230
Health Care Equipment & Supplies — 1.3%
Getinge AB, Class B	142,016	2,927,172
Machinery — 2.7%
Atlas Copco AB, Class B	619,157	6,255,802
		17,325,338
Switzerland — 14.3%
Building Products — 1.3%
Geberit AG	24,120	2,958,027
Commercial Banks — 1.8%
UBS AG(1)	237,813	4,064,802
Computers & Peripherals — 0.7%
Logitech International S.A.(1)	71,446	1,630,884
Consumer Finance — 1.3%
Partners Group Holding AG	23,642	2,961,009
Diversified Telecommunication Services — 1.5%
Swisscom AG	11,610	3,459,972
Food Products — 2.5%
Nestle S.A.	135,480	5,855,107
Health Care Equipment & Supplies — 1.6%
Straumann Holding AG	13,600	3,768,146
Insurance — 0.5%
Swiss Life Holding AG(1)	7,482	1,086,274
Machinery — 1.1%
Schindler Holding AG	43,320	2,607,779
Pharmaceuticals — 0.7%
Basilea Pharmaceutica(1)	10,320	1,528,647
Textiles, Apparel & Luxury Goods — 1.3%
Compagnie Financiere Richemont AG, Class A	69,800	3,084,003
		33,004,650
Taiwan — 1.3%
Electronic Equipment & Instruments — 0.6%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)(2)	201,825	1,418,098
Semiconductors & Semiconductor Equipment — 0.7%
Taiwan Semiconductor Mfg. Co. Ltd., ADR(4)	166,611	1,561,145
		2,979,243
United Kingdom — 18.0%
Commercial Banks — 2.2%
Royal Bank of Scotland PLC	552,813	1,783,328
Standard Chartered PLC	137,000	3,370,959
		5,154,287
Commercial Services & Supplies — 1.2%
Capita Group PLC	137,419	1,710,270
Hays PLC	774,000	1,120,755
		2,831,025
Construction & Engineering — 1.2%
Amec PLC	133,747	1,534,130
The Weir Group PLC	107,700	1,182,566
		2,716,696
Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	129,000	1,362,425
Media — 0.9%
Reed Elsevier PLC	206,895	2,060,206
Metals & Mining — 2.0%
Johnson Matthey PLC	51,816	1,260,543
Lonmin PLC	38,609	1,579,068
Xstrata PLC	57,000	1,776,382
		4,615,993
Oil, Gas & Consumable Fuels — 4.6%
BG Group PLC	250,000	4,534,013
Cairn Energy PLC(1)	55,068	2,055,385
John Wood Group PLC	414,018	2,517,614
Royal Dutch Shell PLC, Class A	53,200	1,536,439
		10,643,451
Pharmaceuticals — 2.1%
GlaxoSmithKline PLC	222,277	4,815,118
Tobacco — 1.5%
Imperial Tobacco Group PLC	107,900	3,463,670
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC	1,805,700	3,987,762
		41,650,633
Total Common Stocks (Cost $224,138,985)		220,052,764
Preferred Stocks — 1.6%
Brazil — 1.6%
Commercial Banks — 0.6%
Banco Itau Holdings Financeira S.A., ADR(4)	80,000	1,400,000
Oil, Gas & Consumable Fuels — 1.0%
Petroleo Brasileiro S.A., ADR(4)	60,500	2,263,910
		3,663,910
Total Preferred Stocks (Cost $1,214,595)		3,663,910

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS International Growth VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	70	$2,534
RS Emerging Growth Fund, Class Y(5)	102	3,027
RS Emerging Markets Fund, Class A(5)	83	1,437
RS Equity Dividend Fund, Class Y(5)	54	408
RS Global Natural Resources Fund, Class Y(5)	55	1,571
RS Growth Fund, Class Y(5)	73	775
RS Investment Quality Bond Fund, Class A(5)	47	437
RS Partners Fund, Class Y(5)	69	1,843
RS S&P 500 Index Fund, Class A(5)	51	411
RS Smaller Company Growth Fund, Class Y(5)	49	719
RS Technology Fund, Class Y(5)	64	763
RS Value Fund, Class Y(5)	130	2,715
Total Other Investments (Cost $19,217)		16,640

	Principal Amount
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.20% dated 9/30/2008, maturity value of $2,987,017, due 10/1/2008, collateralized by U.S. Treasury Bond, 4.50%, due 2/15/2036, with a value of $3,047,500	$2,987,000	2,987,000
Total Repurchase Agreements (Cost $2,987,000)		2,987,000
Total Investments — 98.1% (Cost $228,359,797)		226,720,314
Other Assets, Net — 1.9%		4,274,349
Total Net Assets — 100.0%		$230,994,663

(1)	Non-income producing security.

(2)	GDR — Global Depositary Receipt.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $1,267,437, representing 0.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	ADR — American Depositary Receipt.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

At September 30, 2008, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
GBP	$31,947,330	$31,576,416	10/9/2008	$370,914

Forward Currency Contracts to Sell
GBP	$31,947,330	$35,276,965	10/9/2008	$3,329,635

Legend:

GBP-Pound Sterling

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$10,457,550	$3,700,549
Level 2 – Significant Other Observable Inputs	216,262,764	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$226,720,314	$3,700,549

*	Other financial instruments include futures, forwards and/or swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Emerging Markets VIP Series

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 86.7%
Argentina — 1.1%
Metals & Mining — 1.1%
Ternium S.A., ADR(1)	81,700	$1,441,188
		1,441,188
Brazil — 4.4%
Metals & Mining — 1.2%
Companhia Vale do Rio Doce, ADR(1)	56,800	1,087,720
MMX Mineracao e Metalicos S.A.(2)	100,500	470,046
		1,557,766
Multiline Retail — 1.6%
B2W Companhia Global do Varejo	40,600	980,169
Lojas Renner S.A.	83,200	1,027,484
		2,007,653
Oil, Gas & Consumable Fuels — 0.5%
OGX Petroleo e Gas Participacoes S.A.(2)	3,000	610,121
Road & Rail — 1.1%
Companhia de Concessoes Rodoviarias	104,000	1,366,336
		5,541,876
Czech Republic — 1.0%
Electric Utilities — 1.0%
CEZ A.S.	20,000	1,251,936
		1,251,936
Egypt — 0.7%
Capital Markets — 0.7%
Egyptian Financial Group-Hermes Holding	148,800	893,161
		893,161
India — 4.8%
Construction Materials — 1.0%
ACC Ltd.	95,800	1,278,898
Diversified Financial Services — 0.3%
Reliance Capital Ltd.	17,100	422,285
Oil, Gas & Consumable Fuels — 2.4%
Reliance Industries Ltd.	73,300	3,073,676
Real Estate — 0.2%
Housing Development & Infrastructure Ltd.	68,785	249,909
Wireless Telecommunication Services — 0.9%
Idea Cellular Ltd.(2)	638,000	1,063,342
		6,088,110
Indonesia — 4.2%
Commercial Banks — 2.4%
PT Bank Mandiri	6,461,500	1,700,714
PT Bank Rakyat Indonesia	2,442,000	1,310,412
		3,011,126
Diversified Telecommunication Services — 1.8%
PT Indosat Tbk	2,448,500	1,451,580
PT Telekomunikasi Indonesia	1,215,700	851,611
		2,303,191
		5,314,317
Malaysia — 1.9%
Commercial Banks — 1.0%
Public Bank Berhad	431,500	1,255,056
Industrial Conglomerates — 0.9%
Sime Darby Berhad	597,521	1,155,071
		2,410,127
Mexico — 7.0%
Commercial Banks — 1.0%
Grupo Financiero Banorte S.A.B. de C.V.	399,800	1,275,821
Food & Staples Retailing — 1.4%
Wal-Mart de Mexico S.A.B. de C.V.	497,842	1,743,460
Metals & Mining — 1.4%
Grupo Mexico S.A.B. de C.V., Series B	1,690,577	1,777,684
Wireless Telecommunication Services — 3.2%
America Movil S.A.B. de C.V., ADR, Series L(1)	87,100	4,037,956
		8,834,921
People’s Republic of China — 12.2%
Construction & Engineering — 0.0%
China Railway Group Ltd., H Shares(2)	41,000	25,006
Construction Materials — 0.6%
China National Building Material Co. Ltd., H shares	668,000	771,053
Distributors — 1.2%
China Resources Enterprise Ltd.	596,000	1,455,276
Electronic Equipment & Instruments — 0.9%
Kingboard Chemical Holdings Ltd.	327,500	1,118,244
Insurance — 0.9%
China Insurance International Holdings Co. Ltd.	616,000	1,185,160
Leisure Equipment & Products — 1.0%
Li Ning Co. Ltd.	709,500	1,244,706
Multiline Retail — 0.6%
Parkson Retail Group Ltd.	705,000	781,940
Oil, Gas & Consumable Fuels — 2.7%
China Shenhua Energy Co. Ltd., H shares	527,000	1,292,690
CNOOC Ltd.	1,846,000	2,073,789
		3,366,479
Specialty Retail — 0.9%
GOME Electrical Appliances Holdings Ltd.	3,929,000	1,159,994
Transportation Infrastructure — 0.6%
Jiangsu Expressway Co. Ltd.	1,022,000	767,102
Wireless Telecommunication Services — 2.8%
China Mobile Ltd.	158,000	1,582,793
China Unicom Ltd.	1,288,000	1,937,619
		3,520,412
		15,395,372
Poland — 1.5%
Diversified Financial Services — 1.5%
International Personal Finance	415,000	1,858,628
		1,858,628
Russia — 11.9%
Food & Staples Retailing — 0.6%
X5 Retail Group N.V., GDR (Reg S)(2)(3)	37,920	818,006
Food Products — 0.8%
Wimm-Bill-Dann Foods, ADR(1)(2)	15,100	1,072,100
Metals & Mining — 2.6%
Evraz Group S.A., GDR (Reg S)(3)	16,100	620,264
Mechel, ADR(1)	46,600	836,936
Norilsk Nickel, ADR(1)	128,100	1,789,498
		3,246,698
Oil, Gas & Consumable Fuels — 7.1%
Gazprom, ADR(1)	124,650	3,983,366
Imperial Energy Corp. PLC(2)	270,584	4,950,455
		8,933,821
Wireless Telecommunication Services — 0.8%
Vimpel-Communications, ADR(1)	49,900	1,012,970
		15,083,595
South Africa — 4.6%
Food & Staples Retailing — 0.6%
Massmart Holdings Ltd.	78,532	718,933
Media — 1.9%
Naspers Ltd., N shares	120,900	2,387,937
Metals & Mining — 2.1%
Impala Platinum Holdings Ltd.	130,900	2,672,244
		5,779,114

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Emerging Markets VIP Series (continued)

September 30, 2008 (unaudited)	Shares	Value
South Korea — 13.1%
Commercial Banks — 0.4%
Daegu Bank	64,300	$574,308
Construction & Engineering — 0.2%
Hyundai Development Co.	5,852	218,590
Food & Staples Retailing — 1.6%
Shinsegae Co. Ltd.	4,350	2,053,119
Industrial Conglomerates — 0.4%
ORION Corp.	3,000	487,771
Insurance — 2.6%
Hyundai Marine & Fire Insurance Co. Ltd.	44,300	718,124
Samsung Fire & Marine Insurance Co. Ltd.	14,700	2,573,324
		3,291,448
Internet Software & Services — 0.5%
NHN Corp.(2)	4,600	590,052
Machinery — 1.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	24,100	608,339
Samsung Heavy Industries Co. Ltd.	35,390	942,344
		1,550,683
Pharmaceuticals — 0.4%
Yuhan Corp.	2,892	518,679
Semiconductors & Semiconductor Equipment — 1.8%
Samsung Electronics Co. Ltd.	4,917	2,253,232
Textiles, Apparel & Luxury Goods — 2.3%
Cheil Industries, Inc.	65,500	2,877,310
Trading Companies & Distributors — 0.6%
Samsung C&T Corp.	17,780	787,990
Wireless Telecommunication Services — 1.1%
SK Telecom Co. Ltd.	8,400	1,437,854
		16,641,036
Taiwan — 10.3%
Computers & Peripherals — 0.8%
High Tech Computer Corp.	70,900	1,100,458
Electronic Equipment & Instruments — 2.5%
Hon Hai Precision Industry Co. Ltd.	889,403	3,185,570
Insurance — 0.9%
China Life Insurance Co. Ltd.(2)	2,538,040	1,125,498
Marine — 1.4%
Evergreen Marine Corp.	2,101,000	959,229
Yang Ming Marine Transport	2,267,985	791,804
		1,751,033
Multiline Retail — 1.1%
Far Eastern Department Stores Ltd.	2,090,281	1,377,213
Semiconductors & Semiconductor Equipment — 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,727,886	4,574,750
		13,114,522
Thailand — 1.0%
Commercial Banks — 1.0%
Bank of Ayudhya Public Co. Ltd.	2,540,700	1,235,431
		1,235,431
Turkey — 3.9%
Commercial Banks — 3.9%
Turkiye Garanti Bankasi A.S.(2)	932,200	2,076,340
Turkiye Is Bankasi	730,000	2,875,154
		4,951,494
		4,951,494
Vietnam — 0.5%
Metals & Mining — 0.5%
Vietnam Resource Investments Holdings Ltd.(4)	71,000	594,625
		594,625
Other African Countries — 1.4%
Metals & Mining — 1.4%
Gem Diamonds Ltd.(2)	75,600	944,223
Katanga Mining Ltd.(2)	67,296	318,063
Kenmare Resources PLC(2)	1,390,494	481,966
		1,744,252
		1,744,252
Other Emerging Markets Countries — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
Dragon Oil PLC(2)	495,090	1,565,481
		1,565,481
Total Common Stocks (Cost $119,191,327)		109,739,186
Preferred Stocks — 11.2%
Brazil — 10.2%
Commercial Banks — 3.8%
Banco Bradesco S.A.	129,097	2,099,039
Itausa-Investimentos Itau S.A.	536,714	2,685,121
		4,784,160
Oil, Gas & Consumable Fuels — 5.7%
Petroleo Brasileiro S.A., ADR(1)	163,224	7,173,695
Road & Rail — 0.7%
All America Latina Logistica (Units)	138,100	943,455
		12,901,310
Colombia — 1.0%
Commercial Banks — 1.0%
BanColombia S.A., ADR (Reg S)(1)	42,500	1,209,125
		1,209,125
Total Preferred Stocks (Cost $6,411,264)		14,110,435

	Warrants
Warrants — 0.0%
Vietnam — 0.0%
Vietnam Resource Investments Holdings Ltd.(2)(4)	9,100	455
		455
Total Warrants (Cost $0)		455

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	47	1,710
RS Emerging Growth Fund, Class Y(5)	69	2,052
RS Emerging Markets Fund, Class A(5)	56	968
RS Equity Dividend Fund, Class Y(5)	37	280
RS Global Natural Resources Fund, Class Y(5)	38	1,080
RS Growth Fund, Class Y(5)	49	520
RS Investment Quality Bond Fund, Class A(5)	32	301
RS Partners Fund, Class Y(5)	48	1,270
RS S&P 500 Index Fund, Class A(5)	35	282
RS Smaller Company Growth Fund, Class Y(5)	34	493
RS Technology Fund, Class Y(5)	43	512
RS Value Fund, Class Y(5)	88	1,834
Total Other Investments (Cost $13,084)		11,302

See accompanying notes to Schedule of Investments.

Schedule of Investments - RS Emerging Markets VIP Series (continued)

Total Investments — 97.9% (Cost $125,615,675)	$123,861,378
Other Assets, Net — 2.1%	2,711,340
Total Net Assets — 100.0%	$126,572,718

(1)	ADR — American Depositary Receipt.

(2)	Non-income producing security.

(3)	GDR — Global Depositary Receipt.

(4)	Fair valued security.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$33,179,791
Level 2 – Significant Other Observable Inputs	90,681,587
Level 3 – Significant Unobservable Inputs	—
Total	$123,861,378

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at September 30, 2008, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS MidCap Opportunities VIP Series	896,665	(133,834)	22,767	(156,601)
RS Technology VIP Series	2,547,643	(570,657)	16,507	(587,164)
RS Partners VIP Series	21,756,669	(3,494,680)	675,793	(4,170,473)
RS Value VIP Series	1,792,314	(316,292)	25,236	(341,528)
RS Global Natural Resources VIP Series	16,172,693	(4,166,988)	46,035	(4,213,023)
RS Large Cap Value VIP Series	52,536,467	(2,292,860)	6,169,047	(8,461,907)
RS Small Cap Core Equity VIP Series	142,493,834	(12,745,790)	11,140,570	(23,886,360)
RS Core Equity VIP Series	854,621,533	(34,422,390)	74,918,514	(109,340,904)
RS Equity Dividend VIP Series	2,988,168	(390,382)	73,999	(464,381)
RS S&P 500 Index VIP Series	214,472,263	10,991,600	51,195,274	(40,203,674)
RS Asset Allocation VIP Series	37,288,803	(2,286,514)	—	(2,286,514)
RS Investment Quality Bond VIP Series	481,974,106	(21,427,626)	2,452,727	(23,880,353)
RS Low Duration Bond VIP Series	30,256,810	(190,686)	197,842	(388,528)
RS High Yield Bond VIP Series	58,177,072	(6,965,584)	92,685	(7,058,269)
RS Money Market VIP Series	277,101,757	(2,514)	—	(2,514)
RS International Growth VIP Series	233,148,557	(6,428,243)	38,348,094	(44,776,337)
RS Emerging Markets VIP Series	126,372,410	(2,511,032)	24,289,893	(26,800,925)

Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. See the table below for restricted securities held at September 30, 2008.

Fund	Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
RS Investment Quality Bond VIP Series	PPF Funding, Inc.	750,000	$746,028	$739,356	4/4/07	0.16%
RS High Yield Bond VIP Series	Buffalo Thunder Development Authority	110,000	110,000	46,200	6/12/08	0.09%

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2008 is listed below:

Affiliated Issuers

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Asset Allocation VIP Series	RS S&P 500 Index VIP Series	3,552,016	474,052	—	4,026,068	$—	$34,785,224

						$—	$34,785,224

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. The Trust is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date: November 25, 2008

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer (Principal Financial Officer)

Date: November 25, 2008